UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22915

JPMorgan Trust III

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust III

Schedule of Portfolio Investments as of July 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — 77.8% (j)
Common Stocks — 49.8%
	Consumer Discretionary — 11.1%
	Auto Components — 0.1%
800	Goodyear Tire & Rubber Co. (The)	24,104
500	Lear Corp.	52,035
3,629	Pirelli & C. S.p.A., (Italy) (m)	60,002
475	Remy International, Inc. (m)	14,060

		150,201

	Automobiles — 0.1%
187	Bayerische Motoren Werke AG, (Germany)	18,751
3,300	Ford Motor Co.	48,939
2,790	General Motors Co.	87,913

		155,603

	Diversified Consumer Services — 0.1%
4,200	H&R Block, Inc.	139,818

	Hotels, Restaurants & Leisure — 2.8%
7,276	Bloomin’ Brands, Inc.	169,458
3,384	Buffalo Wild Wings, Inc. (a)	661,843
2,819	Carnival Corp. (m)	150,225
4,697	Domino’s Pizza, Inc.	534,706
2,423	Lindblad Expeditions Holdings, Inc. (a)	25,320
100	Royal Caribbean Cruises Ltd.	8,985
18,664	Sonic Corp.	554,694
3,246	Starbucks Corp.	188,041
14,467	Yum! Brands, Inc. (m)	1,269,624

		3,562,896

	Household Durables — 0.2%
100	D.R. Horton, Inc.	2,969
900	Mohawk Industries, Inc. (a)	181,431
1,000	PulteGroup, Inc.	20,720
538	Toll Brothers, Inc. (a)	20,939
100	Whirlpool Corp.	17,773

		243,832

	Internet & Catalog Retail — 1.5%
6,478	Expedia, Inc.	786,688
33,821	Orbitz Worldwide, Inc. (a) (m)	381,501
6	Travelport Worldwide Ltd., (United Kingdom) (m)	77
200	TripAdvisor, Inc. (a)	15,876
16,127	Vipshop Holdings Ltd., (China), ADR (a)	314,315
9,745	Wayfair, Inc., Class A (a)	363,586

		1,862,043

	Leisure Products — 0.0% (g)
1,700	Mattel, Inc.	39,457
62	Polaris Industries, Inc.	8,498

		47,955

	Media — 3.7%
3,130	CBS Corp. (Non-Voting), Class B	167,361

SHARES	SECURITY DESCRIPTION	VALUE
	Media — continued
1,030	Charter Communications, Inc., Class A (a) (m)	191,436
2,500	Discovery Communications, Inc., Class C (a)	75,750
508	Liberty Global plc LiLAC, (United Kingdom), Class A (a)	21,733
584	Liberty Global plc LiLAC, (United Kingdom), Class C (a)	24,849
10,652	Liberty Global plc, (United Kingdom), Class A (a) (m)	558,804
17,441	Liberty Global plc, (United Kingdom), Series C (a) (m)	857,051
362	Liberty Media Corp., Class A (a)	13,684
19,045	Liberty Media Corp., Class C (a)	717,996
2,687	News Corp., Class A (a)	39,579
14,852	News Corp., Class B (a)	211,938
1,501	SFX Entertainment, Inc. (a) (m)	4,773
5,181	Time Warner Cable, Inc. (m)	984,442
1,346	Twenty-First Century Fox, Inc., Class A	46,424
1,156	Viacom, Inc., Class A	66,065
1,000	Viacom, Inc., Class B	57,000
5,100	Walt Disney Co. (The)	612,000

		4,650,885

	Multiline Retail — 0.4%
3,061	Dollar Tree, Inc. (a)	238,850
1,000	Kohl’s Corp.	61,320
1,700	Target Corp.	139,145

		439,315

	Specialty Retail — 1.7%
1,125	Advance Auto Parts, Inc.	195,986
814	AutoZone, Inc. (a)	570,565
300	Best Buy Co., Inc.	9,687
800	Dick’s Sporting Goods, Inc.	40,784
800	Gap, Inc. (The)	29,184
5,648	Home Depot, Inc. (The)	660,986
1,055	O’Reilly Automotive, Inc. (a)	253,527
1,300	Signet Jewelers Ltd., (Bermuda)	157,586
19,844	Staples, Inc.	291,905

		2,210,210

	Textiles, Apparel & Luxury Goods — 0.5%
1,000	Coach, Inc.	31,200
700	lululemon athletica, Inc., (Canada) (a)	44,002
4,679	NIKE, Inc., Class B	539,114

		614,316

	Total Consumer Discretionary	14,077,074

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Consumer Staples — 3.3%
	Beverages — 0.9%
2,806	Anheuser-Busch InBev N.V., (Belgium), ADR	335,457
3,270	Brown-Forman Corp., Class B	354,501
4,500	PepsiCo, Inc.	433,575

		1,123,533

	Food & Staples Retailing — 1.0%
12,379	China Resources Enterprise Ltd., (Hong Kong) (m)	40,077
6,568	Costco Wholesale Corp.	954,330
27,824	Rite Aid Corp. (a)	247,912

		1,242,319

	Food Products — 1.0%
100	Archer-Daniels-Midland Co.	4,742
500	Bunge Ltd.	39,925
9	Chocoladefabriken Lindt & Sprungli AG, (Switzerland)	600,775
3,700	ConAgra Foods, Inc.	163,022
500	Ingredion, Inc.	44,100
1,308	Kraft Heinz Co. (The)	103,947
2,400	Mead Johnson Nutrition Co.	212,136
200	Pilgrim’s Pride Corp.	4,328
800	WhiteWave Foods Co. (The) (a)	41,296

		1,214,271

	Household Products — 0.1%
2,200	Procter & Gamble Co. (The)	168,740

	Personal Products — 0.3%
4,934	Herbalife Ltd. (a) (m)	249,118
2,500	Unilever N.V., (United Kingdom) (m)	112,075

		361,193

	Tobacco — 0.0% (g)
300	Philip Morris International, Inc.	25,659
400	Reynolds American, Inc.	34,316

		59,975

	Total Consumer Staples	4,170,031

	Energy — 1.7%
	Energy Equipment & Services — 0.8%
15,925	Baker Hughes, Inc. (m)	926,039
900	Halliburton Co.	37,611

		963,650

	Oil, Gas & Consumable Fuels — 0.9%
1,000	Chevron Corp.	88,480
1,878	Cimarex Energy Co.	195,537
16,092	Energy Transfer Equity LP	484,047
2,840	EQT Corp.	218,254

SHARES	SECURITY DESCRIPTION	VALUE
	Oil, Gas & Consumable Fuels — continued
600	HollyFrontier Corp.	28,956
400	Marathon Petroleum Corp.	21,868
12,000	Pacific Rubiales Energy Corp., (Colombia) (a) (m)	33,499
200	Tesoro Corp.	19,468
2,180	Williams Cos., Inc. (The) (m)	114,406

		1,204,515

	Total Energy	2,168,165

	Financials — 5.9%
	Banks — 2.1%
28,500	Bank of America Corp.	509,580
1,900	Citigroup, Inc. (m)	111,074
5,800	Comerica, Inc.	275,094
18,200	Fifth Third Bancorp	383,474
3,900	First Republic Bank	248,781
28,400	Regions Financial Corp.	295,076
2,700	Toronto-Dominion Bank (The), (Canada)	109,107
7,289	Wells Fargo & Co.	421,814
10,000	Zions Bancorporation	311,900

		2,665,900

	Capital Markets — 1.0%
1,090	Affiliated Managers Group, Inc. (a)	226,611
800	Deutsche Bank AG, (Germany)	28,016
6,800	E*TRADE Financial Corp. (a)	193,256
6,000	Legg Mason, Inc.	296,040
7,600	Morgan Stanley	295,184
1,600	Northern Trust Corp.	122,384
1,300	SEI Investments Co.	69,303

		1,230,794

	Consumer Finance — 0.4%
12,900	Ally Financial, Inc. (a)	293,733
3,100	Discover Financial Services	173,011
2,900	Navient Corp.	45,530
1,300	Santander Consumer USA Holdings, Inc. (a)	31,434

		543,708

	Diversified Financial Services — 1.0%
2,500	Arowana, Inc., (Australia) (a) (m)	25,350
5,000	DT Asia Investments Ltd., (Hong Kong) (a) (m)	49,650
19,979	Global Defense & National Security Systems, Inc. (a) (m)	211,777
1,125	McGraw Hill Financial, Inc.	114,469
6,730	Moody’s Corp.	743,194

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Diversified Financial Services — continued
2,100	Voya Financial, Inc.	98,595

		1,243,035

	Insurance — 0.8%
100	AmTrust Financial Services, Inc.	6,951
3,884	Chubb Corp. (The) (m)	482,898
600	Everest Re Group Ltd., (Bermuda)	109,872
1,929	HCC Insurance Holdings, Inc. (m)	148,842
400	MetLife, Inc.	22,296
124	PartnerRe Ltd., (Bermuda) (m)	16,859
900	Prudential Financial, Inc.	79,524
503	StanCorp Financial Group, Inc. (m)	57,352
1,900	Unum Group	68,096

		992,690

	Real Estate Investment Trusts (REITs) — 0.3%
6,248	Excel Trust, Inc. (m)	98,968
4,715	Home Properties, Inc. (m)	347,496

		446,464

	Real Estate Management & Development — 0.1%
2,251	CBRE Group, Inc., Class A (a)	85,470
4,099	Cheung Kong Property Holdings Ltd., (Hong Kong) (a) (m)	34,161

		119,631

	Thrifts & Mortgage Finance — 0.2%
24,800	Hudson City Bancorp, Inc.	255,688

	Total Financials	7,497,910

	Health Care — 7.3%
	Biotechnology — 0.6%
1,093	Biogen, Inc. (a)	348,426
248	BioMarin Pharmaceutical, Inc. (a)	36,275
325	Incyte Corp. (a)	33,891
773	KYTHERA Biopharmaceuticals, Inc. (a) (m)	57,604
1,246	Receptos, Inc. (a) (m)	283,914
282	Seattle Genetics, Inc. (a)	13,499

		773,609

	Health Care Equipment & Supplies — 1.2%
309	Alere, Inc. (a) (m)	15,021
4,901	Becton, Dickinson and Co.	745,687
9,990	IDEXX Laboratories, Inc. (a)	726,573
2,845	TearLab Corp. (a)	7,084
907	Thoratec Corp. (a) (m)	57,404

		1,551,769

	Health Care Providers & Services — 1.7%
300	Aetna, Inc.	33,891
700	AmerisourceBergen Corp.	74,025

SHARES	SECURITY DESCRIPTION	VALUE
	Health Care Providers & Services — continued
300	Anthem, Inc.	46,281
800	Cardinal Health, Inc.	67,984
6,727	Celesio AG, (Germany) (m)	196,085
400	Centene Corp. (a)	28,052
988	Cigna Corp. (m)	142,331
400	Community Health Systems, Inc. (a)	23,404
9,300	HCA Holdings, Inc. (a)	864,993
2,281	Humana, Inc. (m)	415,347
598	Omnicare, Inc. (m)	57,917
300	Tenet Healthcare Corp. (a)	16,890
1,977	UnitedHealth Group, Inc.	240,008

		2,207,208

	Life Sciences Tools & Services — 0.5%
1,067	Illumina, Inc. (a)	233,993
2,623	Thermo Fisher Scientific, Inc.	365,987

		599,980

	Pharmaceuticals — 3.3%
300	AbbVie, Inc.	21,003
8,056	Allergan plc (a) (m)	2,667,745
600	Eli Lilly & Co.	50,706
6,600	Hospira, Inc. (a) (m)	590,370
3,671	Ipsen S.A., (France)	236,541
100	Mallinckrodt plc (a)	12,396
9,777	Mylan N.V. (a) (m)	547,414

		4,126,175

	Total Health Care	9,258,741

	Industrials — 7.4%
	Aerospace & Defense — 1.1%
300	Huntington Ingalls Industries, Inc.	35,223
700	Spirit AeroSystems Holdings, Inc., Class A (a)	39,410
5,300	Textron, Inc.	231,610
2,286	TransDigm Group, Inc. (a)	517,322
5,675	United Technologies Corp.	569,259

		1,392,824

	Air Freight & Logistics — 0.4%
2,788	FedEx Corp.	477,919
7,694	TNT Express N.V., (Netherlands) (m)	64,391

		542,310

	Airlines — 0.7%
700	Alaska Air Group, Inc.	53,025
6,120	Delta Air Lines, Inc.	271,361
12,625	Japan Airlines Co., Ltd., (Japan) (m)	476,329
400	JetBlue Airways Corp. (a)	9,192

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Airlines — continued
400	Southwest Airlines Co.	14,480
200	United Continental Holdings, Inc. (a)	11,278

		835,665

	Building Products — 0.2%
5,017	Fortune Brands Home & Security, Inc.	239,562

	Commercial Services & Supplies — 0.0% (g)
600	ADT Corp. (The)	20,718

	Construction & Engineering — 0.2%
8,200	Quanta Services, Inc. (a)	226,484

	Electrical Equipment — 0.5%
1,630	GrafTech International Ltd. (a) (m)	8,199
1,019	Polypore International, Inc. (a) (m)	61,262
8,927	SolarCity Corp. (a)	517,766

		587,227

	Industrial Conglomerates — 0.3%
25,381	CK Hutchison Holdings Ltd., (Hong Kong) (m)	376,743

	Machinery — 0.4%
4,700	Illinois Tool Works, Inc.	420,509
464	Pall Corp. (m)	58,673

		479,182

	Professional Services — 0.0% (g)
500	ManpowerGroup, Inc.	45,240

	Road & Rail — 2.2%
28,597	Avis Budget Group, Inc. (a)	1,241,968
1,300	CSX Corp.	40,664
48,745	Hertz Global Holdings, Inc. (a)	828,178
420	Quality Distribution, Inc. (a) (m)	6,682
7,197	Union Pacific Corp.	702,355

		2,819,847

	Trading Companies & Distributors — 1.4%
33,398	AerCap Holdings N.V., (Netherlands) (a) (m)	1,564,362
4,400	HD Supply Holdings, Inc. (a)	157,520

		1,721,882

	Transportation Infrastructure — 0.0% (g)
11,960	BBA Aviation plc, (United Kingdom)	55,366

	Total Industrials	9,343,050

	Information Technology — 7.4%
	Communications Equipment — 0.4%
8,191	Alcatel-Lucent, (France) (a) (m)	30,909
2,300	Cisco Systems, Inc.	65,366
10,100	Nokia OYJ, (Finland) (m)	71,521

SHARES	SECURITY DESCRIPTION	VALUE
	Communications Equipment — continued
15,198	Nokia OYJ, (Finland), ADR (m)	107,146
1,032	Palo Alto Networks, Inc. (a)	191,777

		466,719

	Electronic Equipment, Instruments & Components — 0.0% (g)
1,300	Avnet, Inc.	54,249
533	RealD, Inc. (a) (m)	6,689

		60,938

	Internet Software & Services — 3.6%
1,449	Alibaba Group Holding Ltd., (China), ADR (a)	113,515
1,403	Dealertrack Technologies, Inc. (a) (m)	87,084
21,952	eBay, Inc. (a)	617,290
3,687	Facebook, Inc., Class A (a)	346,615
748	Google, Inc., Class A (a)	491,810
88	Google, Inc., Class C (a)	55,054
1,241	LinkedIn Corp., Class A (a)	252,246
734	Qihoo 360 Technology Co., Ltd., (China), ADR (a) (m)	45,515
1,400	Rackspace Hosting, Inc. (a)	47,642
35,940	Tencent Holdings Ltd., (China)	669,585
950	Xoom Corp. (a) (m)	23,607
48,573	Yahoo!, Inc. (a)	1,781,172
1,294	Yelp, Inc. (a)	34,162

		4,565,297

	IT Services — 1.7%
400	Accenture plc, (Ireland), Class A	41,244
4,768	Amdocs Ltd.	279,643
700	Computer Sciences Corp.	45,801
3,785	MasterCard, Inc., Class A	368,659
19,252	PayPal Holdings, Inc. (a) (m)	745,053
1,200	Sabre Corp.	31,920
6,924	Visa, Inc., Class A	521,654
2,300	Western Union Co. (The)	46,552
2,400	Xerox Corp.	26,448

		2,106,974

	Semiconductors & Semiconductor Equipment — 0.8%
7,477	Altera Corp. (m)	371,308
1,900	Applied Materials, Inc.	32,984
200	Avago Technologies Ltd., (Singapore)	25,028
7,605	Broadcom Corp., Class A (m)	384,889
929	Integrated Silicon Solution, Inc. (m)	20,373
1,300	Intel Corp.	37,635
300	Lam Research Corp.	23,061
400	Micron Technology, Inc. (a)	7,404

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
710	OmniVision Technologies, Inc. (a) (m)	17,338
453	REC Solar ASA, (Singapore) (a) (m)	5,906
200	Skyworks Solutions, Inc.	19,134
1,500	SunEdison, Inc. (a)	34,920

		979,980

	Software — 0.3%
1,376	Informatica Corp. (a)	66,764
3,212	Intuit, Inc.	339,733
407	RealPage, Inc. (a) (m)	7,814

		414,311

	Technology Hardware, Storage & Peripherals — 0.6%
2,103	Apple, Inc.	255,094
600	Hewlett-Packard Co.	18,312
18,508	NCR Corp. (a)	509,710

		783,116

	Total Information Technology	9,377,335

	Materials — 4.1%
	Chemicals — 3.3%
4,100	Axalta Coating Systems Ltd. (a)	130,421
13,564	CF Industries Holdings, Inc.	802,989
771	Cytec Industries, Inc. (m)	57,231
21,422	Delta Technology Holdings Ltd., (China) (a) (m)	68,550
5,700	Dow Chemical Co. (The)	268,242
4,682	FMC Corp.	227,264
346	K+S AG, (Germany) (m)	14,197
4,100	Monsanto Co.	417,749
800	Mosaic Co. (The)	34,352
715	OM Group, Inc. (m)	24,224
3,413	Sherwin-Williams Co. (The)	947,995
722	Sigma-Aldrich Corp. (m)	100,799
10,524	W.R. Grace & Co. (a)	1,062,187

		4,156,200

	Construction Materials — 0.6%
4,594	Italcementi S.p.A., (Italy) (m)	50,781
3,097	Martin Marietta Materials, Inc.	485,672
8,390	Summit Materials, Inc., Class A (a)	210,505

		746,958

	Metals & Mining — 0.2%
4,200	BHP Billiton plc, (Australia), ADR (m)	161,154
8,231	Freeport-McMoRan, Inc. (m)	96,714
100	Nucor Corp.	4,414
200	Steel Dynamics, Inc.	4,006

		266,288

SHARES	SECURITY DESCRIPTION	VALUE
	Paper & Forest Products — 0.0% (g)
900	International Paper Co.	43,083

	Total Materials	5,212,529

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.2%
2,405	AT&T, Inc.	83,550
1,300	CenturyLink, Inc.	37,180
4,230	iiNET Ltd., (Australia) (m)	29,029
44,817	Telecom Italia S.p.A., (Italy) (a) (m)	59,387
1,700	Verizon Communications, Inc.	79,543

		288,689

	Wireless Telecommunication Services — 0.1%
3,050	Vodafone Group plc, (United Kingdom), ADR (m)	115,229

	Total Telecommunication Services	403,918

	Utilities — 1.3%
	Electric Utilities — 0.4%
1,242	Cleco Corp. (m)	67,602
11,800	Exelon Corp.	378,662
100	FirstEnergy Corp.	3,396
2,058	Pepco Holdings, Inc. (m)	54,908

		504,568

	Independent Power & Renewable Electricity Producers — 0.8%
800	AES Corp.	10,240
11,900	Calpine Corp. (a)	217,770
32,010	NRG Energy, Inc.	718,624
2,000	TerraForm Power, Inc., Class A (a)	60,320

		1,006,954

	Multi-Utilities — 0.1%
1,500	PG&E Corp.	78,765

	Total Utilities	1,590,287

	Total Common Stocks (Cost $61,274,852)	63,099,040

Exchange Traded Funds — 0.8%
	International Equity — 0.3%
5,290	iShares China Large-Cap ETF	214,139
5,514	iShares MSCI Brazil Capped ETF	158,197

	Total International Equity	372,336

	U.S. Equity — 0.5%
1,248	iShares MSCI USA Momentum Factor ETF	92,639
2,245	SPDR S&P 500 ETF Trust	472,573
2,333	SPDR S&P Homebuilders ETF	87,674

	Total U.S. Equity	652,886

	Total Exchange Traded Funds (Cost $1,010,446)	1,025,222

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Investment Companies — 0.7%
	Fixed Income — 0.5%
13,617	BlackRock Corporate High Yield Fund, Inc.	144,068
13,108	BlackRock Credit Allocation Income Trust	163,063
8,107	Franklin Limited Duration Income Trust	94,447
15,565	Invesco Dynamic Credit Opportunities Fund	181,488

	Total Fixed Income	583,066

	U.S. Equity — 0.2%
9,294	BlackRock Resources & Commodities Strategy Trust	76,304
11,321	Royce Micro-Cap Trust, Inc.	99,059
7,345	Swiss Helvetia Fund, Inc. (The) (m)	86,891

	Total U.S. Equity	262,254

	Total Investment Companies (Cost $904,638)	845,320

Preferred Stocks — 2.2%
	Consumer Discretionary — 0.1%
	Media — 0.1%
1,500	Quebecor, Inc., (Canada), 4.125%, 10/15/18 ($104 par value) (m)	155,867

	Consumer Staples — 0.5%
	Food Products — 0.5%
3,500	Post Holdings, Inc., 5.250%, 06/01/17 ($100 par value)	372,750
4,550	Tyson Foods, Inc., 4.750%, 07/15/17 ($50 par value)	245,473

	Total Consumer Staples	618,223

	Energy — 0.4%
	Oil, Gas & Consumable Fuels — 0.4%
6,547	Southwestern Energy Co., Series B, 6.250%, 01/15/18 ($50 par value) (a)	281,521
4,000	WPX Energy, Inc., Series A, 6.250%, 07/31/18 ($50 par value) (m)	181,000

	Total Energy	462,521

	Financials — 0.8%
	Banks — 0.0% (g)
8	Bank of America Corp., Series L, 7.250% ($1,000 par value)	8,898
8	Wells Fargo & Co., Series L, 7.500% ($1,000 par value) (m)	9,537

		18,435

	Insurance — 0.3%
5,200	Maiden Holdings Ltd., (Bermuda), Series B, 7.250%, 09/15/16 ($50 par value) (m)	299,884

	Real Estate Investment Trusts (REITs) — 0.3%
100	American Tower Corp., Series A, 5.250%, 05/15/17 ($100 par value) (m)	10,355
3,505	Crown Castle International Corp., Series A, 4.500%, 11/01/16 ($100 par value)	362,452

SHARES	SECURITY DESCRIPTION	VALUE
	Real Estate Investment Trusts (REITs) — continued
100	Health Care REIT, Inc., Series I, 6.500% ($50 par value) (m)	6,230
200	Weyerhaeuser Co., Series A, 6.375%, 07/01/16 ($50 par value) (m)	10,276

		389,313

	Real Estate Management & Development — 0.2%
15,000	Forestar Group, Inc., 6.000%, 12/15/16 ($25 par value)	270,000

	Total Financials	977,632

	Health Care — 0.2%
	Health Care Providers & Services — 0.2%
200	Kindred Healthcare, Inc., 7.500%, 12/01/17 ($1,000 par value) (m)	203,000

	Industrials — 0.0% (g)
	Machinery — 0.0% (g)
200	Stanley Black & Decker, Inc., 4.750%, 11/17/15 ($100 par value) (m)	28,872

	Materials — 0.2%
	Metals & Mining — 0.2%
400	Alcoa, Inc., Series 1, 5.375%, 10/01/17 ($50 par value) (m)	14,432
18,805	ArcelorMittal, (Luxembourg), Series MTUS, 6.000%, 01/15/16 ($25 par value) (m)	275,493

	Total Materials	289,925

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
250	Exelon Corp., 6.500%, 06/01/17 ($50 par value)	11,685
50	NextEra Energy, Inc., 5.799%, 09/01/16 ($50 par value) (m)	2,883

		14,568

	Multi-Utilities — 0.0% (g)
	Dominion Resources, Inc.,
50	6.375%, 07/01/17 ($50 par value) (m)	2,524
100	Series A, 6.125%, 04/01/16 ($49 par value) (m)	5,648
100	Series B, 6.000%, 07/01/16 ($49 par value) (m)	5,674

		13,846

	Total Utilities	28,414

	Total Preferred Stocks (Cost $2,844,103)	2,764,454

Special Purpose Acquisition Companies — 0.1%
	Diversified Financial Services — 0.1%
6,250	AR Capital Acquisition Corp. (a)	61,406
100	Cambridge Capital Acquisition Corp. (a) (m)	995
1,129	Garnero Group Acquisition Co., (Brazil) (a) (m)	11,047
50	Quinpario Acquisition Corp. 2 (a)	491

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Special Purpose Acquisition Companies — continued
	Diversified Financial Services — continued
5,053	ROI Acquisition Corp. II (a) (m)	50,682

		124,621

	Investment Banking & Brokerage — 0.0% (g)
1,467	Hydra Industries Acquisition Corp. (a)	14,193

	Total Special Purpose Acquisition Companies (Cost $138,423)	138,814

PRINCIPAL AMOUNT
Collateralized Mortgage Obligations — 2.4%
	Agency CMO — 2.4%
	Federal Home Loan Mortgage Corp. REMIC,
817,625	Series 2498, Class TL, IF, IO, 0.930%, 03/15/32 (m)	29,082
574,651	Series 3118, Class SD, IF, IO, 6.513%, 02/15/36 (m)	115,107
549,194	Series 3147, Class LS, IF, IO, 6.463%, 04/15/36 (m)	108,963
3,075,333	Series 3149, Class TI, IF, IO, 0.350%, 05/15/36 (m)	62,162
337,195	Series 3202, Class HI, IF, IO, 6.463%, 08/15/36 (m)	59,391
508,446	Series 3309, Class SG, IF, IO, 5.883%, 04/15/37 (m)	91,005
357,742	Series 3862, Class DI, IO, 5.000%, 04/15/41 (m)	59,307
638,704	Series 4265, Class ST, IF, IO, 5.813%, 11/15/43 (m)	105,700
	Federal Home Loan Mortgage Corp. STRIPS,
55,025	Series 183, Class IO, IO, 7.000%, 04/01/27 (m)	13,090
265,917	Series 191, Class IO, IO, 8.000%, 01/01/28 (m)	67,483
874,741	Federal National Mortgage Association STRIPS, Series 359, IO, 6.000%, 07/25/35	192,646
	Federal National Mortgage Association REMIC,
219,046	Series 2003-44, Class IU, IO, 7.000%, 06/25/33 (m)	52,935
560,802	Series 2003-87, Class SH, IF, IO, 8.060%, 09/25/33	118,152
1,970,996	Series 2005-2, Class TH, IF, IO, 0.300%, 08/25/33 (m)	22,612
440,633	Series 2005-69, Class JI, IO, 6.000%, 08/25/35 (m)	102,946
521,683	Series 2009-106, Class SA, IF, IO, 6.059%, 01/25/40	89,171

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Agency CMO — continued
1,529,042	Series 2011-76, Class PI, IO, 5.500%, 04/25/39 (m)	176,750
2,000,000	Series 2015-42, Class AI, IO, 1.842%, 06/25/55 (m)	138,228
	Government National Mortgage Association,
519,289	Series 1999-40, Class TW, IF, IO, 6.814%, 02/17/29 (m)	121,182
719,691	Series 2001-22, Class SD, IF, IO, 7.313%, 05/16/31 (m)	176,113
528,041	Series 2004-56, Class S, IF, IO, 7.462%, 06/20/33 (m)	121,946
353,592	Series 2005-85, Class IO, IO, 5.500%, 11/16/35 (m)	71,126
872,117	Series 2009-12, Class IE, IO, 5.500%, 03/20/39 (m)	161,959
806,340	Series 2010-163, Class IO, IO, 5.000%, 12/20/40 (m)	178,458
485,121	Series 2012-16, Class NI, IO, 6.000%, 05/20/39 (m)	110,515
664,716	Series 2012-50, Class HI, IO, 6.000%, 06/16/22 (m)	76,343
434,864	Series 2013-86, Class IA, IO, 5.000%, 06/20/43 (m)	95,176
902,154	Series 2014-2, Class TI, IO, 5.500%, 01/20/44 (m)	197,417
398,011	Series 2014-161, Class IL, IO, 1.000%, 11/20/44 (m)	13,256
505,104	Series 2014-161, Class SL, IF, IO, 6.613%, 11/20/44 (m)	110,886
199,419	Series 2015-13, Class WI, IO, 6.609%, 07/20/37 (m)	33,113

	Total Collateralized Mortgage Obligations (Cost $2,851,829)	3,072,220

Convertible Bonds — 4.4%
	Consumer Discretionary — 1.0%
	Automobiles — 0.4%
200,000	Tesla Motors, Inc., 1.500%, 06/01/18 (m)	432,750

	Household Durables — 0.0% (g)
	Jarden Corp.,
13,000	1.125%, 03/15/34 (m)	16,079
7,000	1.875%, 09/15/18 (m)	12,495

		28,574

	Internet & Catalog Retail — 0.2%
250,000	Ctrip.com International Ltd., (Cayman Islands), 1.250%, 10/15/18 (m)	282,656
	Priceline Group, Inc. (The),
3,000	0.350%, 06/15/20 (m)	3,506
3,000	1.000%, 03/15/18 (m)	4,195

		290,357

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Convertible Bonds — continued
		Media — 0.0% (g)
	10,000	Liberty Interactive LLC, 0.750%, 03/30/43 (m)	16,562
	15,000	Liberty Media Corp., 1.375%, 10/15/23 (m)	14,475

			31,037

		Specialty Retail — 0.2%
	250,000	Restoration Hardware Holdings, Inc., Zero Coupon, 07/15/20 (e) (m)	254,219

		Textiles, Apparel & Luxury Goods — 0.2%
JPY	20,000,000	Asics Corp., (Japan), Zero Coupon, 03/01/19 (m)	222,294
		Iconix Brand Group, Inc.,
	5,000	1.500%, 03/15/18 (m)	4,809
	5,000	2.500%, 06/01/16 (m)	4,938

			232,041

		Total Consumer Discretionary	1,268,978

		Energy — 0.4%
		Energy Equipment & Services — 0.0% (g)
	19,000	Hornbeck Offshore Services, Inc., 1.500%, 09/01/19 (m)	15,129
	11,000	SEACOR Holdings, Inc., 2.500%, 12/15/27 (m)	10,718

			25,847

		Oil, Gas & Consumable Fuels — 0.4%
	250,000	Cheniere Energy, Inc., 4.250%, 03/15/45	187,656
		Chesapeake Energy Corp.,
	7,000	2.500%, 05/15/37 (m)	6,282
	4,000	2.500%, 05/15/37 (m)	3,690
	6,000	2.750%, 11/15/35 (m)	5,925
	28,000	Peabody Energy Corp., 4.750%, 12/15/41 (m)	3,098
	300,000	Ship Finance International Ltd., (Bermuda), 3.750%, 02/10/16 (m)	310,200
	10,000	Stone Energy Corp., 1.750%, 03/01/17 (m)	8,500

			525,351

		Total Energy	551,198

		Financials — 0.3%
		Capital Markets — 0.1%
	18,000	Ares Capital Corp., 5.750%, 02/01/16 (m)	18,247
	10,000	Jefferies Group LLC, 3.875%, 11/01/29 (m)	10,294
	17,000	Prospect Capital Corp., 4.750%, 04/15/20 (m)	16,023

			44,564

		Real Estate Investment Trusts (REITs) — 0.2%
	210,000	American Realty Capital Properties, Inc., 3.750%, 12/15/20	198,319
	17,000	Colony Capital, Inc., 3.875%, 01/15/21 (m)	17,149
	16,000	DDR Corp., 1.750%, 11/15/40 (m)	17,890

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Real Estate Investment Trusts (REITs) — continued
		Spirit Realty Capital, Inc.,
	7,000	2.875%, 05/15/19 (m)	6,654
	6,000	3.750%, 05/15/21 (m)	5,618
		Starwood Property Trust, Inc.,
	8,000	4.000%, 01/15/19 (m)	8,520
	5,000	4.550%, 03/01/18 (m)	5,215

			259,365

		Thrifts & Mortgage Finance — 0.0% (g)
	5,000	Radian Group, Inc., 2.250%, 03/01/19 (m)	8,712

		Total Financials	312,641

		Health Care — 0.9%
		Biotechnology — 0.1%
	18,000	Acorda Therapeutics, Inc., 1.750%, 06/15/21 (m)	18,551
		BioMarin Pharmaceutical, Inc.,
	9,000	0.750%, 10/15/18 (m)	14,777
	9,000	1.500%, 10/15/20 (m)	15,137
	15,000	Cepheid, 1.250%, 02/01/21 (m)	16,612
	6,000	Gilead Sciences, Inc., Series D, 1.625%, 05/01/16 (m)	31,174
	14,000	PDL BioPharma, Inc., 4.000%, 02/01/18 (m)	12,819

			109,070

		Health Care Equipment & Supplies — 0.2%
		Hologic, Inc.,
	4,000	SUB, 0.000%, 12/15/43 (m)	5,010
	4,000	Series 2010, SUB, 2.000%, 12/15/37 (m)	7,282
	4,000	Series 2012, SUB, 2.000%, 03/01/42 (m)	5,628
	12,000	NuVasive, Inc., 2.750%, 07/01/17 (m)	16,807
	11,000	Teleflex, Inc., 3.875%, 08/01/17 (m)	23,946
JPY	20,000,000	Terumo Corp., (Japan), Zero Coupon, 12/06/21 (m)	176,302

			234,975

		Health Care Providers & Services — 0.3%
	9,000	Anthem, Inc., 2.750%, 10/15/42 (m)	18,546
	250,000	HealthSouth Corp., 2.000%, 12/01/43	315,625
	13,000	Molina Healthcare, Inc., 1.125%, 01/15/20 (m)	24,481
	18,000	Omnicare, Inc., 3.500%, 02/15/44 (m)	26,370

			385,022

		Life Sciences Tools & Services — 0.0% (g)
	8,000	Illumina, Inc., 0.250%, 03/15/16	20,925

		Pharmaceuticals — 0.3%
	200,000	Depomed, Inc., 2.500%, 09/01/21	349,250

		Total Health Care	1,099,242

		Industrials — 0.4%
		Construction & Engineering — 0.2%
EUR	200,000	Fomento de Construcciones y Contratas S.A., (Spain), 6.500%, 10/30/20 (m)	223,768

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Bonds — continued
	Electrical Equipment — 0.2%
29,000	General Cable Corp., SUB, 4.500%, 11/15/29 (m)	21,696
200,000	SolarCity Corp., 2.750%, 11/01/18	226,750

		248,446

	Machinery — 0.0% (g)
11,000	Trinity Industries, Inc., 3.875%, 06/01/36 (m)	14,761
	Transportation Infrastructure — 0.0% (g)
13,000	Macquarie Infrastructure Corp., 2.875%, 07/15/19 (m)	15,478

	Total Industrials	502,453

	Information Technology — 1.2%
	Internet Software & Services — 0.5%
15,000	Akamai Technologies, Inc., Zero Coupon, 02/15/19 (m)	16,312
13,000	j2 Global, Inc., 3.250%, 06/15/29 (m)	15,397
200,000	Monster Worldwide, Inc., 3.500%, 10/15/19 (e) (m)	292,125
250,000	Qihoo 360 Technology Co., Ltd., (Cayman Islands), 1.750%, 08/15/21 (e) (m)	219,219
15,000	WebMD Health Corp., 2.500%, 01/31/18 (m)	15,253
23,000	Yandex N.V., (Netherlands), 1.125%, 12/15/18 (m)	19,406

		577,712

	Semiconductors & Semiconductor Equipment — 0.7%
	Intel Corp.,
5,000	2.950%, 12/15/35 (m)	5,885
255,000	3.250%, 08/01/39	370,706
	Lam Research Corp.,
4,000	0.500%, 05/15/16	5,050
7,000	1.250%, 05/15/18	9,551
11,000	Microchip Technology, Inc., 2.125%, 12/15/37 (m)	18,975
2,000	Micron Technology, Inc., Series G, 3.000%, 11/15/43	1,862
2,000	Novellus Systems, Inc., 2.625%, 05/15/41 (m)	4,519
213,000	NVIDIA Corp., 1.000%, 12/01/18 (m)	243,885
150,000	SunEdison, Inc., 2.375%, 04/15/22 (e)	168,188
14,000	Xilinx, Inc., 2.625%, 06/15/17 (m)	20,562

		849,183

	Software — 0.0% (g)
12,000	Electronic Arts, Inc., 0.750%, 07/15/16 (m)	27,022
14,000	Nuance Communications, Inc., 2.750%, 11/01/31 (m)	14,219

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Software — continued
	13,000	Verint Systems, Inc., 1.500%, 06/01/21 (m)	14,422

			55,663

		Technology Hardware, Storage & Peripherals — 0.0% (g)
		SanDisk Corp.,
	5,000	0.500%, 10/15/20 (m)	4,994
	8,000	1.500%, 08/15/17 (m)	10,590

			15,584

		Total Information Technology	1,498,142

		Materials — 0.0% (g)
		Metals & Mining — 0.0% (g)
	6,000	Newmont Mining Corp., Series B, 1.625%, 07/15/17 (m)	5,977
	10,000	Stillwater Mining Co., Series SWC, 1.750%, 10/15/32 (m)	9,669
	12,000	United States Steel Corp., 2.750%, 04/01/19	13,313

		Total Materials	28,959

		Telecommunication Services — 0.1%
		Diversified Telecommunication Services — 0.1%
EUR	100,000	Telecom Italia Finance S.A., Reg. S, (Luxembourg), 6.125%, 11/15/16 (m)	167,224

		Utilities — 0.1%
		Electric Utilities — 0.1%
JPY	20,000,000	Chugoku Electric Power Co., Inc. (The), (Japan), Zero Coupon, 03/23/18 (m)	173,276

		Total Convertible Bonds (Cost $5,375,078)	5,602,113

	Corporate Bonds — 3.5%
		Consumer Discretionary — 0.4%
		Hotels, Restaurants & Leisure — 0.3%
	502,000	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 11.000%, 10/01/21	424,190

		Media — 0.1%
	108,000	iHeartCommunications, Inc., 14.000% (cash), 02/01/21 (v)	71,415

		Total Consumer Discretionary	495,605

		Consumer Staples — 0.6%
		Food & Staples Retailing — 0.6%
		New Albertsons, Inc.,
	217,000	7.450%, 08/01/29	214,288
	16,000	8.000%, 05/01/31	16,080
	49,000	Safeway, Inc., 7.250%, 02/01/31	48,571
		Tesco plc, (United Kingdom),
EUR	200,000	5.125%, 04/10/47 (m)	222,703
GBP	150,000	6.125%, 02/24/22 (m)	255,725

		Total Consumer Staples	757,367

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Corporate Bonds — continued
		Energy — 0.5%
		Oil, Gas & Consumable Fuels — 0.5%
	215,000	Comstock Resources, Inc., 10.000%, 03/15/20 (e)	189,737
	107,000	Forest Oil Corp., 7.250%, 06/15/19 (m)	23,005
		Noble Energy, Inc.,
	236,000	5.625%, 05/01/21	250,111
	109,000	5.875%, 06/01/22	116,941
	12,000	Penn Virginia Corp., 8.500%, 05/01/20	5,640
	95,000	SandRidge Energy, Inc., 8.750%, 06/01/20 (e)	73,625

		Total Energy	659,059

		Financials — 0.2%
		Real Estate Investment Trusts (REITs) — 0.2%
		ARC Properties Operating Partnership LP,
	13,000	3.000%, 02/06/19	12,426
	167,000	4.600%, 02/06/24	161,155

		Total Financials	173,581

		Industrials — 0.4%
		Commercial Services & Supplies — 0.4%
	570,000	Altegrity, Inc., 9.500%, 07/01/19 (e)	544,350

		Information Technology — 0.1%
		Communications Equipment — 0.1%
	138,000	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	145,590

		Materials — 0.2%
		Chemicals — 0.2%
JPY	30,000,000	Toray Industries, Inc., (Japan), 0.000%, 08/30/19 (m)	287,752

		Telecommunication Services — 0.4%
		Diversified Telecommunication Services — 0.4%
		Telecom Italia Capital S.A., (Italy),
	131,000	6.000%, 09/30/34 (m)	129,690
	116,000	7.200%, 07/18/36 (m)	128,180
	200,000	Wind Acquisition Finance S.A., (Luxembourg), 7.375%, 04/23/21 (e) (m)	212,000

		Total Telecommunication Services	469,870

		Utilities — 0.7%
		Electric Utilities — 0.7%
	815,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/18 (d) (e)	912,800

		Total Corporate Bonds (Cost $4,558,544)	4,445,974

	Foreign Government Securities — 0.1%
		Hellenic Republic, (Greece),
EUR	8,000	3.000%, 02/24/23 (m)	4,778
EUR	8,000	3.000%, 02/24/24 (m)	4,665

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Hellenic Republic, (Greece), — continued
EUR	8,000	3.000%, 02/24/25 (m)	4,623
EUR	8,000	3.000%, 02/24/26 (m)	4,450
EUR	8,000	3.000%, 02/24/27 (m)	4,391
EUR	8,000	3.000%, 02/24/28 (m)	4,329
EUR	8,000	3.000%, 02/24/29 (m)	4,268
EUR	8,000	3.000%, 02/24/30 (m)	4,202
EUR	8,000	3.000%, 02/24/31 (m)	4,154
EUR	8,000	3.000%, 02/24/32 (m)	4,058
EUR	8,000	3.000%, 02/24/33 (m)	4,036
EUR	8,000	3.000%, 02/24/34 (m)	4,026
EUR	8,000	3.000%, 02/24/35 (m)	3,949
EUR	8,000	3.000%, 02/24/36 (m)	3,926
EUR	8,000	3.000%, 02/24/37 (m)	3,918
EUR	8,000	3.000%, 02/24/38 (m)	3,906
EUR	8,000	3.000%, 02/24/39 (m)	3,901
EUR	8,000	3.000%, 02/24/40 (m)	3,900
EUR	8,000	3.000%, 02/24/41 (m)	3,902
EUR	8,000	3.000%, 02/24/42 (m)	3,908

		Total Foreign Government Securities (Cost $90,857)	83,290

NUMBER OF WARRANTS
	Warrants — 2.1%
		Consumer Discretionary — 0.3%
		Distributors — 0.0% (g)
	18,750	KBS Fashion Group Ltd., (China), expiring 01/22/18 (Strike Price $11.50) (a) (m)	844

		Hotels, Restaurants & Leisure — 0.2%
	54,223	Chanticleer Holdings, Inc., expiring 06/21/17 (Strike Price $5.00) (a) (m)	20,876
	33,693	Del Taco Restaurants, Inc., expiring 06/30/20 (Strike Price $11.50) (a) (m)	191,376
	23,263	Lindblad Expeditions Holdings, Inc., expiring 07/08/20 (Strike Price $11.50) (a)	54,901

			267,153

		Media — 0.1%
	14,108	Global Eagle Entertainment, Inc., expiring 05/13/16 (Strike Price $11.50) (a) (m)	51,212

		Total Consumer Discretionary	319,209

		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
	50,675	FieldPoint Petroleum Corp., expiring 03/23/18 (Strike Price $4.00) (a) (m)	3,040

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Warrants — continued
	Oil, Gas & Consumable Fuels — continued
16,391	Kinder Morgan, Inc., expiring 05/25/17 (Strike Price $40.00) (a) (m)	28,029

	Total Energy	31,069

	Financials — 0.9%
	Banks — 0.7%
39,672	Associated Banc-Corp, expiring 11/21/18 (Strike Price $19.77) (a) (m)	119,016
29,564	National Commercial Bank (The), expiring 11/20/17 (Strike Price $1.00) (a)	505,886
26,370	SunTrust Banks, Inc., expiring 11/14/18 (Strike Price $44.15) (a) (m)	151,627
950	TCF Financial Corp., expiring 11/14/18 (Strike Price $16.93) (a)	2,613
30,000	Valley National Bancorp, expiring 11/14/18 (Strike Price $16.11) (a) (m)	4,673
29,821	Zions Bancorporation, expiring 05/22/20 (Strike Price $36.26) (a) (m)	155,367

		939,182

	Capital Markets — 0.2%
38,131	Alinma Bank, (Aruba), expiring 04/16/18 (Strike Price SAR0.00) (a)	227,832

	Diversified Financial Services — 0.0% (g)
40,262	Arowana, Inc., (Australia), expiring 05/01/20 (Strike Price $12.50) (a) (m)	4,832

	Total Financials	1,171,846

	Health Care — 0.1%
	Biotechnology — 0.1%
54,819	BioTime, Inc., expiring 10/01/18 (Strike Price $5.00) (a) (m)	49,885
22,000	CEL-SCI Corp., expiring 10/11/18 (Strike Price $1.25) (a) (m)	4,939
650	ContraFect Corp., expiring 01/31/17 (Strike Price $4.80) (a) (m)	1,066
6,225	Medgenics, Inc., expiring 04/12/16 (Strike Price $6.00) (a) (m)	16,434

		72,324

	Health Care Equipment & Supplies — 0.0% (g)
1,875	Capnia, Inc., expiring 11/13/19 (Strike Price $6.50) (a) (m)	1,369

	Pharmaceuticals — 0.0% (g)
133,960	Oculus Innovative Sciences, Inc., expiring 01/21/20 (Strike Price $1.30) (a) (m)	53,584

	Total Health Care	127,277

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
	Industrials — 0.0% (g)
	Machinery — 0.0% (g)
18,110	Blue Bird Corp., expiring 02/24/20 (Strike Price $5.75) (a) (m)	23,543

	Information Technology — 0.1%
	Communications Equipment — 0.0% (g)
10,000	DragonWave, Inc., (Canada), expiring 08/01/16 (Strike Price $2.25) (a) (m)	525

	Electronic Equipment, Instruments & Components — 0.0% (g)
20,592	Applied DNA Sciences, Inc., expiring 11/14/19 (Strike Price $3.50) (a) (m)	22,651
6,250	RMG Networks Holding Corp., expiring 04/08/18 (Strike Price $11.50) (a)	194

		22,845

	IT Services — 0.0% (g)
130	InterCloud Systems, Inc., expiring 08/25/18 (Strike Price $5.00) (a) (m)	182

	Semiconductors & Semiconductor Equipment — 0.1%
26,095	Solar3D, Inc., expiring 03/09/20 (Strike Price $4.15) (a) (m)	52,190

	Technology Hardware, Storage & Peripherals — 0.0% (g)
	Eastman Kodak Co.,
6,098	expiring 09/03/18 (Strike Price $14.93) (a) (m)	15,245
2,599	expiring 09/03/18 (Strike Price $16.12) (a) (m)	5,042

		20,287

	Total Information Technology	96,029

	Materials — 0.7%
	Chemicals — 0.1%
8,069	Saudi Basic Industries Corp., expiring 05/17/18 (Strike Price $1.00) (a)	208,234

	Construction Materials — 0.6%
50,298	Tecnoglass, Inc., (Colombia), expiring 12/16/16 (Strike Price $8.00) (a) (m)	240,424
	U.S. Concrete, Inc.,
9,807	expiring 08/31/17 (Strike Price $22.69) (a) (m)	196,140
17,403	expiring 08/31/17 (Strike Price $26.68) (a) (m)	289,760

		726,324

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF WARRANTS		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Warrants — continued
		Metals & Mining — 0.0% (g)
	14,329	HudBay Minerals, Inc., (Canada), expiring 07/20/18 (Strike Price CAD15.00) (a) (m)	6,026

		Total Materials	940,584

		Utilities — 0.0% (g)
		Independent Power and Renewable Electricity Producers — 0.0% (g)
	28	Dynegy, Inc., expiring 10/02/17 (Strike Price $40.00) (a) (m)	57

		Total Warrants (Cost 2,574,094)	2,709,614

NUMBER OF CONTRACTS
	Options Purchased — 0.6%
		Call Options Purchased — 0.2%
EUR	17	Alstom S.A., Expiring 09/18/15 at EUR28.00, American Style	2,913
	22	Ambarella, Inc., Expiring 09/18/15 at $125.00, American Style	15,950
	14	ArcelorMittal, Expiring 01/15/16 at $14.00, American Style	140
	12	ArcelorMittal, Expiring 01/15/16 at $15.00, American Style	48
	90	ArcelorMittal, Expiring 12/18/15 at $14.00, American Style	540
	100	Associated Banc-Corp., Expiring 12/18/15 at $20.00, American Style	8,000
	10	Carnival Corp., Expiring 01/15/16 at $55.00, American Style	2,350
	4	Cigna Corp., Expiring 08/21/15 at $170.00, American Style	14
	10	Citigroup, Inc., Expiring 01/15/16 at $55.00, American Style	5,525
	31	Citigroup, Inc., Expiring 01/15/16 at $85.00, American Style	62
	90	Forestar Group, Inc., Expiring 11/20/15 at $17.50, American Style	450
	150	General Motors Co., Expiring 01/15/16 at $42.00, American Style	1,275
	62	Hewlett-Packard Co, Expiring 01/15/16 at $34.00, American Style	6,696
	18	Humana Inc, Expiring 08/21/15 at $195.00, American Style	315
	50	iShares MSCI Brazil Capped ETF, Expiring 01/15/16 at $30.00, American Style	9,325
	100	iShares MSCI Brazil Capped ETF, Expiring 01/15/16 at $35.00, American Style	5,650
	105	iShares MSCI Spain Capped ETF, Expiring 07/17/15 at $36.00, American Style	6,300
	328	Market Vectors Gold Miners ETF, Expiring 01/15/16 at $16.00, American Style	26,896

NUMBER OF CONTRACTS		SECURITY DESCRIPTION	VALUE
		Call Options Purchased — continued
	3	Molson Coors Brewing Co., Expiring 10/16/15 at $80.00, American Style	427
	34	NCR Corp., Expiring 01/15/16 at $35.00, American Style	2,380
	86	NCR Corp., Expiring 08/21/15 at $35.00, American Style	860
	24	Pandora Media, Inc., Expiring 09/18/15 at $24.00, American Style	144
	20	Perrigo Co. plc, Expiring 09/18/15 at $200.00, American Style	11,400
	10	Perrigo Co. plc, Expiring 11/20/15 at $190.00, American Style	14,350
	153	Powershares QQQ Trust, Expiring 09/18/15 at $113.00, American Style	24,556
	60	ProShares UltraShort 20+ Year Treasury, Expiring 01/15/16 at $60.00, American Style	3,570
	15	S&P 500 Index, Expiring 09/18/15 at $2,160.00, European Style	12,075
EUR	158	Telecom Italia S.p.A., Expiring 12/18/15 at EUR1.15, American Style	22,124
EUR	197	Telecom Italia S.p.A., Expiring 12/18/15 at EUR1.30, American Style	12,787
	14	T-Mobile USA, Inc., Expiring 08/21/15 at $40.00, American Style	1,981
	1	US Concrete, Inc., Expiring 08/21/15 at $35.00, American Style	735
	28	US Concrete, Inc., Expiring 08/21/15 at $40.00, American Style	8,260
	181	Vanguard Consumer Staples ETF, Expiring 01/15/16 at $131.00, American Style	59,730
	16	Wynn Resorts Ltd., Expiring 01/15/16 at $115.00, American Style	9,480

		Total Call Options Purchased	277,308

		Put Options Purchased — 0.4%
	13	Aetna, Inc., Expiring 10/16/15 at $110.00, American Style	5,395
EUR	47	Alstom S.A., Expiring 09/18/15 at EUR22.00, American Style	3,613
EUR	38	Alstom S.A., Expiring 09/18/15 at EUR24.00, American Style	4,132
	22	Ambarella, Inc., Expiring 09/18/15 at $95.00, American Style	6,820
	9	Baker Hughes, Inc., Expiring 01/15/16 at $52.50, American Style	3,127
	35	Baker Hughes, Inc., Expiring 10/16/15 at $60.00, American Style	15,925
	15	Charter Communications, Inc., Expiring 03/18/16 at $210.00, American Style	49,050
	17	Charter Communications, Inc., Expiring 04/15/16 at $210.00, American Style	56,695
	31	Ctrip.com International, Inc., Expiring 01/15/16 at $40.00, American Style	2,480

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF CONTRACTS		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Options Purchased — continued
		Put Options Purchased — continued
EUR	4	Dow Jones Euro STOXX 50 Index, Expiring 08/21/15 at EUR3,250.00, European Style	176
EUR	59	Dow Jones Euro STOXX 50 Index, Expiring 08/21/15 at EUR3,350.00, European Style	5,443
	180	Freeport-McMoRan, Inc., Expiring 01/20/17 at $8.00, American Style	23,850
	23	Global Eagle Entertainment, Inc., Expiring 08/21/15 at $12.50, American Style	1,437
	115	iShares China Large-Cap ETF, Expiring 01/15/16 at $40.00, American Style	32,718
	50	iShares MSCI Brazil Capped ETF, Expiring 01/15/16 at $30.00, American Style	17,750
	64	iShares MSCI Brazil Capped ETF, Expiring 01/15/16 at $39.00, American Style	70,080
CHF	21	Lafargeholcim Ltd., Expiring 12/18/15 at CHF72.00, American Style	14,865
	15	Mylan N.V., Expiring 10/16/15 at $60.00, American Style	8,775
	44	Mylan N.V., Expiring 10/16/15 at $65.00, American Style	42,240
	28	Netflix, Inc., Expiring 09/18/15 at $55.00, American Style	112
	28	Netflix, Inc., Expiring 09/18/15 at $78.57, American Style	420
	10	Post Holdings, Inc., Expiring 12/18/15 at $40.00, American Style	950
	92	Qihoo 360 Technology Co., Ltd., Expiring 01/20/17 at $25.00, American Style	13,340
	20	S&P 500 Index, Expiring 08/21/15 at $1,700.00, European Style	200
	4	S&P 500 Index, Expiring 08/31/15 at $1,960.00, European Style	1,170
	9	S&P 500 Index, Expiring 10/16/15 at $1,925.00, European Style	10,980
	50	SolarCity Corp., Expiring 01/15/16 at $20.00, American Style	875
	12	Southwestern Energy Co., Expiring 09/18/15 at $17.00, American Style	666
	4	Southwestern Energy Co., Expiring 09/18/15 at $19.00, American Style	550
	40	SPDR S&P 500 ETF Trust, Expiring 09/18/15 at $185.00, American Style	1,120
	143	SPDR S&P 500 ETF Trust, Expiring 09/18/15 at $195.00, American Style	10,796
	68	SPDR S&P 500 ETF Trust, Expiring 09/18/15 at $197.00, American Style	6,324
	25	SPDR S&P 500 ETF Trust, Expiring 12/31/15 at $181.00, American Style	4,438
	140	SPDR S&P Homebuilders ETF, Expiring 09/18/15 at $34.00, American Style	1,750

NUMBER OF CONTRACTS		SECURITY DESCRIPTION	VALUE
		Put Options Purchased — continued
	36	SunEdison, Inc., Expiring 01/15/16 at $12.00, American Style	648
EUR	85	Thyssenkrupp AG, Expiring 08/21/15 at EUR22.00, American Style	3,174
EUR	8	Thyssenkrupp AG, Expiring 08/21/15 at EUR23.00, American Style	641
EUR	56	Thyssenkrupp AG, Expiring 08/21/15 at EUR24.00, American Style	9,533
	22	Time Warner Cable, Inc., Expiring 10/16/15 at $155.00, American Style	3,135
	40	Toll Brothers Finance Corp., Expiring 09/18/15 at $30.00, American Style	300
	87	US Concrete, Inc., Expiring 08/21/15 at $35.00, American Style	1,523
	25	US Concrete, Inc., Expiring 08/21/15 at $40.00, American Style	1,875
	4	Vanguard Natural Resources LLC, Expiring 10/16/15 at $17.00, American Style	2,620
	28	Viacom, Inc., Expiring 09/18/15 at $77.50, American Style	58,660
EUR	52	Vivendi S.A., Expiring 09/18/15 at EUR20.14, American Style	475
EUR	188	Vivendi S.A., Expiring 09/18/15 at EUR21.10, American Style	3,006
EUR	19	Vivendi S.A., Expiring 12/18/15 at EUR21.10, American Style	977
EUR	73	Vivendi S.A., Expiring 03/18/16 at EUR25.00, American Style	19,001
GBP	16	Vodafone Group plc, Expiring 09/18/15 at GBP2.10, American Style	187
	6	William Lyon Homes, Expiring 08/21/15 at $12.50, American Style	90

		Total Put Options Purchased	524,107

		Total Options Purchased (Cost $1,118,324)	801,415

SHARES
	Short-Term Investment — 11.1%
		Investment Company — 11.1%
	14,017,062	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) ^^ (Cost $14,017,062)	14,017,062

		Total Investments, Before Short Positions — 77.8% (Cost $96,758,250)	98,604,538

		Other Assets in Excess of Liabilities — 22.2%	28,119,592

		NET ASSETS — 100.0%	$126,724,130

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — 34.8%
Common Stocks — 22.0%
	Consumer Discretionary — 3.5%
	Automobiles — 0.6%
14,504	Ford Motor Co.	215,094
4,765	General Motors Co.	150,145
1,520	Tesla Motors, Inc. (a)	404,548

		769,787

	Hotels, Restaurants & Leisure — 0.4%
1,809	Carnival plc, ADR	100,110
15,227	Chanticleer Holdings, Inc. (a)	37,002
20,102	Del Taco Restaurants, Inc. (a)	315,601
500	Melco Crown Entertainment Ltd., (Hong Kong), ADR	10,315

		463,028

	Household Durables — 0.2%
5,000	Newell Rubbermaid, Inc.	216,400

	Internet & Catalog Retail — 0.1%
1,994	Ctrip.com International Ltd., (China), ADR (a)	142,731

	Media — 1.3%
627	Charter Communications, Inc., Class A (a)	116,534
2,500	Discovery Communications, Inc., Class A (a)	82,550
6,004	Global Eagle Entertainment, Inc. (a)	74,570
4,700	Liberty Global plc, (United Kingdom), Class A (a)	246,562
400	Liberty Media Corp., Class A (a)	15,120
2,700	Lions Gate Entertainment Corp.	105,786
5,200	Quebecor, Inc., (Canada), Class B	122,977
1,900	Scripps Networks Interactive, Inc., Class A	118,902
178,078	Sirius XM Holdings, Inc. (a)	705,189
100	Tribune Media Co., Class A	5,049
1,346	Twenty-First Century Fox, Inc., Class B	45,118

		1,638,357

	Multiline Retail — 0.2%
207	Dollar Tree, Inc. (a)	16,152
2,968	Target Corp.	242,931

		259,083

	Specialty Retail — 0.4%
2,700	Foot Locker, Inc.	190,485
15,953	Office Depot, Inc. (a)	127,624
1,275	Restoration Hardware Holdings, Inc. (a)	129,361
700	Tiffany & Co.	66,990

		514,460

	Textiles, Apparel & Luxury Goods — 0.3%
5,600	Asics Corp., (Japan)	160,934
1,000	PVH Corp.	116,040
1,200	Under Armour, Inc., Class A (a)	119,196

		396,170

	Total Consumer Discretionary	4,400,016

SHARES	SECURITY DESCRIPTION	VALUE
	Consumer Staples — 1.1%
	Beverages — 0.1%
96	Brown-Forman Corp., Class A	11,471
1,000	Brown-Forman Corp., Class B	108,410

		119,881

	Food Products — 0.8%
5,500	Campbell Soup Co.	271,205
100	Hain Celestial Group, Inc. (The) (a)	6,798
1,200	Hershey Co. (The)	111,468
100	Keurig Green Mountain, Inc.	7,504
5,322	Post Holdings, Inc. (a)	286,004
6,270	Tyson Foods, Inc., Class A	278,075

		961,054

	Household Products — 0.1%
300	Church & Dwight Co., Inc.	25,899
600	Colgate-Palmolive Co.	40,812
700	Kimberly-Clark Corp.	80,479

		147,190

	Personal Products — 0.1%
250	Edgewell Personal Care Co.	23,927
2,250	Unilever plc, (United Kingdom), ADR	101,993

		125,920

	Total Consumer Staples	1,354,045

	Energy — 1.7%
	Energy Equipment & Services — 0.6%
17,828	Halliburton Co.	745,032

	Oil, Gas & Consumable Fuels — 1.1%
100	Antero Resources Corp. (a)	2,751
2,017	Apache Corp.	92,500
3,500	Cabot Oil & Gas Corp.	91,560
1,555	Cheniere Energy, Inc. (a)	107,248
1,410	Energy Transfer Equity LP	42,413
1,600	EQT Corp.	122,960
15,550	FieldPoint Petroleum Corp. (a)	16,327
8,200	Kinder Morgan, Inc.	284,048
300	Range Resources Corp.	11,802
9,930	Ship Finance International Ltd., (Norway)	166,129
10,802	Southwestern Energy Co. (a)	200,917
7,100	Spectra Energy Corp.	214,846
15,550	WPX Energy, Inc. (a)	135,285

		1,488,786

	Total Energy	2,233,818

	Financials — 5.5%
	Banks — 3.1%
26,530	Associated Banc-Corp.	522,906
8,000	BB&T Corp.	322,160
6,000	CIT Group, Inc.	282,240
28,000	Huntington Bancshares, Inc.	326,760

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Banks — continued
11,900	KeyCorp	176,596
3,300	PNC Financial Services Group, Inc. (The)	323,994
21,195	SunTrust Banks, Inc.	939,786
1,300	SVB Financial Group (a)	186,030
500	TCF Financial Corp.	8,230
7,300	U.S. Bancorp	330,033
16,029	Zions Bancorporation	499,945

		3,918,680

	Capital Markets — 1.3%
400	Affiliated Managers Group, Inc. (a)	83,160
1,000	BlackRock, Inc.	336,320
1,500	Goldman Sachs Group, Inc. (The)	307,605
5,400	Raymond James Financial, Inc.	318,600
200	SEI Investments Co.	10,662
3,700	State Street Corp.	283,272
6,900	TD Ameritrade Holding Corp.	253,437

		1,593,056

	Diversified Financial Services — 0.2%
1,800	CME Group, Inc.	172,872
500	McGraw Hill Financial, Inc.	50,875
700	MSCI, Inc.	47,712

		271,459

	Insurance — 0.5%
2,337	ACE Ltd., (Switzerland)	254,195
300	Aon plc, (United Kingdom)	30,231
1,000	Arch Capital Group Ltd., (Bermuda) (a)	71,360
14,809	Maiden Holdings Ltd., (Bermuda)	244,941
300	W.R. Berkley Corp.	16,716

		617,443

	Real Estate Investment Trusts (REITs) — 0.1%
2,427	Crown Castle International Corp.	198,796

	Real Estate Management & Development — 0.3%
2,200	Forest City Enterprises, Inc., Class A (a)	51,370
17,320	Forestar Group, Inc. (a)	221,696
464	Jones Lang LaSalle, Inc.	82,611

		355,677

	Total Financials	6,955,111

	Health Care — 0.9%
	Biotechnology — 0.0% (g)
5,055	BioTime, Inc. (a)	15,974
325	ContraFect Corp. (a)	1,596

		17,570

	Health Care Equipment & Supplies — 0.2%
100	DexCom, Inc. (a)	8,465
200	Hologic, Inc. (a)	8,332

SHARES	SECURITY DESCRIPTION	VALUE
	Health Care Equipment & Supplies — continued
200	IDEXX Laboratories, Inc. (a)	14,546
100	Sirona Dental Systems, Inc. (a)	10,378
1,930	Terumo Corp., (Japan)	49,753
1,310	Varian Medical Systems, Inc. (a)	112,752

		204,226

	Health Care Providers & Services — 0.4%
174	Aetna, Inc.	19,657
509	Anthem, Inc.	78,523
800	Brookdale Senior Living, Inc. (a)	26,504
5,420	HealthSouth Corp.	247,694
7,994	Kindred Healthcare, Inc.	164,916

		537,294

	Pharmaceuticals — 0.3%
9,340	Depomed, Inc. (a)	294,210
57,756	Oculus Innovative Sciences, Inc. (a)	82,591

		376,801

	Total Health Care	1,135,891

	Industrials — 2.3%
	Aerospace & Defense — 0.2%
900	Precision Castparts Corp.	175,428
1,400	Rockwell Collins, Inc.	118,468

		293,896

	Building Products — 0.2%
200	Fortune Brands Home & Security, Inc.	9,550
6,600	Masco Corp.	174,174

		183,724

	Construction & Engineering — 0.1%
3,500	Jacobs Engineering Group, Inc. (a)	147,420

	Electrical Equipment — 0.2%
700	Rockwell Automation, Inc.	81,746
200	Sensata Technologies Holding N.V., (Netherlands) (a)	10,264
2,050	SolarCity Corp. (a)	118,900

		210,910

	Industrial Conglomerates — 0.2%
7,500	General Electric Co.	195,750
300	Roper Technologies, Inc.	50,181

		245,931

	Machinery — 1.0%
6,550	Blue Bird Corp. (a)	85,870
2,110	Caterpillar, Inc.	165,909
2,900	Colfax Corp. (a)	110,606
3,020	Cummins, Inc.	391,181
600	Deere & Co.	56,742
200	Middleby Corp. (The) (a)	24,540
2,900	PACCAR, Inc.	188,036
200	Pall Corp.	25,290

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Machinery — continued
2,300	Parker-Hannifin Corp.	259,325
100	WABCO Holdings, Inc. (a)	12,347

		1,319,846

	Road & Rail — 0.0% (g)
300	Hertz Global Holdings, Inc. (a)	5,097
200	Kansas City Southern	19,838

		24,935

	Trading Companies & Distributors — 0.4%
4,649	Fastenal Co.	194,607
1,100	W.W. Grainger, Inc.	251,581

		446,188

	Total Industrials	2,872,850

	Information Technology — 3.5%
	Communications Equipment — 0.0% (g)
200	CommScope Holding Co., Inc. (a)	6,274
200	Motorola Solutions, Inc.	12,032

		18,306

	Electronic Equipment, Instruments & Components — 0.1%
500	Amphenol Corp., Class A	28,205
11,328	Applied DNA Sciences, Inc. (a)	29,566
5,785	Corning, Inc.	108,064
800	Trimble Navigation Ltd. (a)	18,480

		184,315

	Internet Software & Services — 1.3%
17,764	Alibaba Group Holding Ltd., (China), ADR (a)	1,391,632
88	Google, Inc., Class A (a)	57,860
30,000	Monster Worldwide, Inc. (a)	211,500
100	Twitter, Inc. (a)	3,101
200	VeriSign, Inc. (a)	14,188
200	Yahoo!, Inc. (a)	7,334

		1,685,615

	IT Services — 1.0%
600	Alliance Data Systems Corp. (a)	165,024
11,315	Infosys Ltd., (India), ADR	191,337
2,156	International Business Machines Corp.	349,250
3,400	MasterCard, Inc., Class A	331,160
4,846	Teradata Corp. (a)	179,835

		1,216,606

	Semiconductors & Semiconductor Equipment — 0.6%
1,516	Avago Technologies Ltd., (Singapore)	189,712
8,734	Intel Corp.	252,849
300	Linear Technology Corp.	12,300
5,900	NVIDIA Corp.	117,705
13,700	Solar3D, Inc. (a)	47,676

SHARES	SECURITY DESCRIPTION	VALUE
	Semiconductors & Semiconductor Equipment — continued
4,391	SunEdison, Inc. (a)	102,223

		722,465

	Software — 0.2%
200	Adobe Systems, Inc. (a)	16,398
400	ANSYS, Inc. (a)	37,660
600	Autodesk, Inc. (a)	30,348
2,249	Check Point Software Technologies Ltd., (Israel) (a)	181,652
300	NetSuite, Inc. (a)	29,652
100	ServiceNow, Inc. (a)	8,050

		303,760

	Technology Hardware, Storage & Peripherals — 0.3%
1,200	Eastman Kodak Co. (a)	16,356
4,649	Seagate Technology plc	235,239
1,333	Western Digital Corp.	114,718

		366,313

	Total Information Technology	4,497,380

	Materials — 2.9%
	Chemicals — 0.7%
4,200	E.I. du Pont de Nemours & Co.	234,192
200	Ecolab, Inc.	23,162
400	FMC Corp.	19,416
300	International Flavors & Fragrances, Inc.	34,677
1,300	LyondellBasell Industries N.V., Class A	121,979
1,681	Monsanto Co.	171,277
300	Platform Specialty Products Corp. (a)	6,981
600	RPM International, Inc.	28,122
23,200	Toray Industries, Inc., (Japan)	184,611
400	W.R. Grace & Co. (a)	40,372

		864,789

	Construction Materials — 1.2%
1,200	Cemex S.A.B. de C.V., (Mexico), ADR (a)	10,200
600	Martin Marietta Materials, Inc.	94,092
39,239	Tecnoglass, Inc., (Colombia) (a)	499,120
22,008	U.S. Concrete, Inc. (a)	931,599

		1,535,011

	Containers & Packaging — 0.0% (g)
200	Ball Corp.	13,568

	Metals & Mining — 1.0%
28,669	ArcelorMittal, (Luxembourg)	258,677
4,200	BHP Billiton plc, (Australia), ADR	154,350
49,794	First Quantum Minerals Ltd., (Canada)	397,865
54,930	Glencore plc, (Switzerland) (a)	177,979
3,902	HudBay Minerals, Inc., (Canada)	25,151
14,133	Newcrest Mining Ltd., (Australia) (a)	116,904
3,300	Rio Tinto plc, (United Kingdom), ADR	127,446

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Metals & Mining — continued
7,300	Vale S.A., (Brazil), ADR	38,398

		1,296,770

	Total Materials	3,710,138

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
9,545	AT&T, Inc.	331,594
115,000	Telecom Italia S.p.A., (Italy) (a)	152,387
200	Zayo Group Holdings, Inc. (a)	5,340

		489,321

	Wireless Telecommunication Services — 0.0% (g)
200	SBA Communications Corp., Class A (a)	24,144

	Total Telecommunication Services	513,465

	Utilities — 0.2%
	Electric Utilities — 0.1%
3,320	Chugoku Electric Power Co., Inc. (The), (Japan)	49,652

	Multi-Utilities — 0.1%
2,400	Dominion Resources, Inc.	172,080

	Total Utilities	221,732

	Total Common Stocks (Proceeds $28,712,297)	27,894,446

Exchange Traded Funds — 12.7%
	International Equity — 0.1%
3,652	iShares MSCI Brazil Capped ETF	104,776
2,542	iShares MSCI Switzerland Capped ETF	86,682

	Total International Equity	191,458

	U.S. Equity — 12.6%
800	Consumer Discretionary Select Sector SPDR Fund	64,176
26,395	Consumer Staples Select Sector SPDR Fund	1,327,932
1,800	Direxion Daily Gold Miners Index Bear 3X Shares	61,794
2,300	Energy Select Sector SPDR Fund	159,574
6,200	Financial Select Sector SPDR Fund	156,302
1,500	Health Care Select Sector SPDR Fund	114,885
3,200	Industrial Select Sector SPDR Fund	173,504

SHARES	SECURITY DESCRIPTION	VALUE
	U.S. Equity — continued
2,800	Materials Select Sector SPDR Fund	128,660
63,523	SPDR S&P 500 ETF Trust	13,371,592
2,000	Technology Select Sector SPDR Fund	85,160
6,100	Utilities Select Sector SPDR Fund	268,339

	Total U.S. Equity	15,911,918

	Total Exchange Traded Funds (Proceeds $16,091,631)	16,103,376

NUMBER OF WARRANTS
Warrants — 0.1%
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
1,246	General Motors Co., expiring 12/31/15 (Strike Price $42.31) (a)	175

	Financials — 0.1%
	Banks — 0.1%
18,000	Bank of America Corp., expiring 01/16/19 (Strike Price $13.17) (a)	126,900
50,000	Citigroup, Inc., expiring 01/04/19 (Strike Price $106.10) (a)	37,550

	Total Financials	164,450

	Total Warrants (Proceeds $156,290)	164,625

	Total Securities Sold Short (Proceeds $44,960,218)	44,162,447

Percentages indicated are based on net assets.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	CAC 40 Index ^	08/21/15	EUR	279,175	1,857
2	Hang Seng Index ^	08/28/15	HKD	316,371	(6,263)
1	Gasoline RBOB Futures ^	08/31/15	USD	74,424	(2,963)
11	Nikkei 225 Futures ^	09/10/15	JPY	911,748	5,903
5	TOPIX Index ^	09/10/15	JPY	669,706	8,781
3	10 Year Australian Government Bond	09/15/15	AUD	280,230	7,593
6	Cocoa Futures ^	09/15/15	GBP	199,673	(113)
1	DAX Index ^	09/18/15	EUR	310,420	1,783
5	E-mini Russell 2000 ^	09/18/15	USD	617,600	(11,959)
3	E-mini S&P 500 ^	09/18/15	USD	314,760	1,605
9	Euro STOXX 50 Index ^	09/18/15	EUR	355,635	(415)
8	NASDAQ 100 E-Mini ^	09/18/15	USD	733,600	4,316
2	10 Year Canadian Government Bond ^	09/21/15	CAD	218,802	7,007
4	10 Year U.S. Treasury Note	09/21/15	USD	509,750	1,054
2	Long Gilt	09/28/15	GBP	366,363	2,366
22	5 Year U.S. Treasury Note ^	09/30/15	USD	2,636,563	8,612
3	Cotton No. 2 Futures ^	12/08/15	USD	96,315	(2,168)
4	Soybean Futures ^	12/14/15	USD	129,560	(5,631)
35	3-Month Euro Euribor ^	12/19/16	EUR	9,606,804	4,499
95	90 Day EuroDollar ^	12/19/16	USD	23,443,625	27,158
	Short Futures Outstanding
(2)	Brent Crude Oil Futures ^	08/14/15	USD	(104,420)	9,207
(4)	WTI Crude Oil Futures ^	08/20/15	USD	(188,480)	17,712
(3)	CAC 40 Index	08/21/15	EUR	(167,505)	(3,168)
(10)	Natural Gas Futures ^	08/27/15	USD	(271,600)	4,929
(2)	NY Harbor ULSD Futures ^	08/31/15	USD	(133,468)	7,648
(2)	Euro Bund	09/08/15	EUR	(339,140)	(4,596)
(5)	Euro Bund ^	09/08/15	EUR	(847,849)	(6,299)
(4)	10 Year Mini Japanese Government Bond	09/09/15	JPY	(476,250)	(2,152)
(2)	Low Sulphur Gas Oil Futures ^	09/10/15	USD	(98,500)	3,572
(9)	LME Aluminum Futures ^	09/14/15	USD	(361,012)	32,468
(5)	LME Copper Futures ^	09/14/15	USD	(653,125)	62,486
(4)	LME Zinc Futures ^	09/14/15	USD	(191,075)	9,151
(8)	10 Year Australian Government Bond ^	09/15/15	AUD	(747,281)	(15,932)
(8)	DJIA Mini E-CBOT ^	09/18/15	USD	(704,560)	1,546
(26)	E-mini S&P 500	09/18/15	USD	(2,727,920)	3,790
(8)	FTSE 100 Index ^	09/18/15	GBP	(831,297)	(19,216)
(3)	10 Year Canadian Government Bond	09/21/15	CAD	(328,203)	(8,224)
(4)	U.S. Long Bond ^	09/21/15	USD	(623,750)	(20,005)
(3)	Long Gilt ^	09/28/15	GBP	(549,544)	(11,170)
(5)	Silver Futures ^	09/28/15	USD	(368,625)	31,915
(6)	Sugar No. 11 (World) Futures ^	09/30/15	USD	(74,861)	6,783
(6)	Corn Futures ^	12/14/15	USD	(114,375)	5,559
(3)	Soybean Futures ^	12/14/15	USD	(54,702)	4,480
(5)	Wheat Futures ^	12/14/15	USD	(128,000)	14,587
(4)	Wheat Futures ^	12/14/15	USD	(100,950)	764
(7)	Coffee ‘C’ Futures ^	12/18/15	USD	(337,312)	(12,112)
(9)	Gold 100 OZ Futures ^	12/29/15	USD	(985,590)	9,591

					176,336

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JULY 31, 2015		NET UNREALIZED APPRECIATION (DEPRECIATION)
9,471	AUD	Deutsche Bank AG	08/18/15	7,097		6,917		(180)
118,778	AUD	Merrill Lynch International	08/18/15	87,731		86,749		(982)
90,680	AUD	Standard Chartered Bank	08/18/15	68,918		66,227		(2,691)
371,000	AUD	Morgan Stanley ^	09/18/15	282,270		270,479		(11,791)
110,988	BRL	Goldman Sachs International ††	08/18/15	34,881		32,246		(2,635)
101,083	CAD	Citibank, N.A.	08/18/15	77,636		77,282		(354)
20,040	CAD	Deutsche Bank AG	08/18/15	15,448		15,321		(127)
25,000	CAD	Merrill Lynch International	08/18/15	19,262		19,113		(149)
101,772	CAD	Standard Chartered Bank	08/18/15	80,627		77,808		(2,819)
1,250,000	CAD	Morgan Stanley ^	09/18/15	1,012,868		955,485		(57,383)
61,673	CHF
58,830	for EUR	Citibank, N.A.	08/18/15	63,853	#	64,621	#	768
61,673	CHF	Deutsche Bank AG	08/18/15	64,361		63,853		(508)
1,209,000	CHF	Morgan Stanley ^	09/18/15	1,294,048		1,253,107		(40,941)
203,269	CZK	Deutsche Bank AG	08/18/15	8,261		8,242		(19)
111,000	EUR	Morgan Stanley	08/17/15	122,204		121,925		(279)
21,288	EUR	Citibank, N.A.	08/18/15	23,647		23,384		(263)
8,880	EUR	Goldman Sachs International	08/18/15	9,858		9,754		(104)
61,533	EUR	Merrill Lynch International	08/18/15	66,998		67,591		593
6,590	EUR	Royal Bank of Canada	08/18/15	7,286		7,239		(47)
12,685	EUR	Standard Chartered Bank	08/18/15	14,003		13,933		(70)
729,000	EUR	Morgan Stanley ^	09/18/15	799,294		801,112		1,818
15,453	GBP	BNP Paribas	08/18/15	24,033		24,130		97
26,953	GBP	Standard Chartered Bank	08/18/15	42,115		42,087		(28)
9,242	GBP	Morgan Stanley	09/16/15	14,393		14,429		36
808,000	GBP	Morgan Stanley ^	09/18/15	1,265,235		1,261,403		(3,832)
388,186,804	IDR	Deutsche Bank AG ††	08/18/15	28,840		28,608		(232)
34,251	ILS	Deutsche Bank AG	08/18/15	9,031		9,078		47
2,343,497	INR	BNP Paribas †	08/19/15	36,711		36,533		(178)
4,064,057	JPY	Goldman Sachs International	08/18/15	33,149		32,796		(353)
25,048	JPY	Royal Bank of Canada	08/18/15	205		202		(3)
96,000,000	JPY	Morgan Stanley	09/16/15	789,428		775,022		(14,406)
39,917,000	JPY	Morgan Stanley ^	09/18/15	326,048		322,269		(3,779)
1,535,000	MXN	Morgan Stanley ^	09/18/15	97,516		94,936		(2,580)
433,193	NOK	Deutsche Bank AG	08/18/15	53,630		53,016		(614)
15,103	NZD	Standard Chartered Bank	08/18/15	10,143		9,958		(185)
83,000	NZD	Morgan Stanley ^	09/18/15	55,878		54,584		(1,294)
38,688	PLN	Deutsche Bank AG	08/18/15	10,214		10,252		38
41,291	RON	Merrill Lynch International	08/18/15	10,215		10,286		71
2,189,179	RUB	Merrill Lynch International ††	08/18/15	38,226		35,393		(2,833)
71,775	SEK	Merrill Lynch International	08/18/15	8,610		8,322		(288)
95,403	TRY	Deutsche Bank AG	08/18/15	35,019		34,286		(733)
235,438	TWD	Merrill Lynch International ††	08/18/15	7,619		7,430		(189)
448,155	ZAR	Deutsche Bank AG	08/18/15	35,860		35,337		(523)
				7,092,669		6,942,745		(149,924)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
182,284	AUD	BNP Paribas	08/18/15	136,543	133,130	3,413
2,078,000	AUD	Morgan Stanley ^	09/18/15	1,569,084	1,514,980	54,104
21,824	BRL	Citibank, N.A. ††	08/18/15	6,889	6,341	548
172,363	CAD	Australia and New Zealand Banking Group Limited	08/18/15	137,396	131,778	5,618
444,796	CAD	Deutsche Bank AG	08/18/15	352,573	340,064	12,509
26,407	CAD	Merrill Lynch International	08/18/15	20,329	20,189	140
2,310,000	CAD	Morgan Stanley ^	09/18/15	1,847,724	1,765,734	81,990
559,200	CHF	Morgan Stanley	09/16/15	603,932	579,557	24,375
1,363,000	CHF	Morgan Stanley ^	09/18/15	1,422,857	1,412,721	10,136
907,687	CZK	BNP Paribas	08/18/15	36,911	36,804	107
918,000	EUR	Morgan Stanley	08/17/15	1,004,674	1,008,355	(3,681)
10,457	EUR	Credit Suisse International	08/18/15	11,559	11,486	73
196,684	EUR	Goldman Sachs International	08/18/15	217,065	216,045	1,020
50,000	EUR	Merrill Lynch International	08/18/15	54,180	54,922	(742)
9,192	EUR	JPMorgan Chase Bank NA	09/16/15	10,430	10,101	329
190,683	EUR	Morgan Stanley	09/16/15	213,971	209,542	4,429
496,000	EUR	Morgan Stanley ^	09/18/15	551,667	545,063	6,604
222,000	GBP	Morgan Stanley	08/17/15	346,476	346,654	(178)
2,647	GBP	Standard Chartered Bank	08/18/15	4,117	4,134	(17)
3,332	GBP	JPMorgan Chase Bank NA	09/16/15	5,173	5,201	(28)
38,528	GBP	Morgan Stanley	09/16/15	60,113	60,147	(34)
308,000	GBP	Morgan Stanley ^	09/18/15	478,056	480,831	(2,775)
3,332,000	HKD	Morgan Stanley	08/17/15	429,903	429,804	99
142,864	ILS	BNP Paribas	08/18/15	37,887	37,866	21
2,343,497	INR	Merrill Lynch International ††	08/19/15	36,537	36,533	4
25,048	JPY	Goldman Sachs International	08/18/15	204	202	2
5,841,478	JPY	Standard Chartered Bank	08/18/15	47,466	47,140	326
175,000,000	JPY	Morgan Stanley	09/16/15	1,406,358	1,412,801	(6,443)
121,289,000	JPY	Morgan Stanley ^	09/18/15	981,657	979,224	2,433
10,554,000	MXN	Morgan Stanley ^	09/18/15	677,849	652,736	25,113
80,746	NOK	Standard Chartered Bank	08/18/15	10,214	9,882	332
170,801	NZD	Merrill Lynch International	08/18/15	113,923	112,613	1,310
915,000	NZD	Morgan Stanley ^	09/18/15	631,233	601,721	29,512
146,302	PLN	Citibank, N.A.	08/18/15	38,452	38,769	(317)
157,602	RON	Deutsche Bank AG	08/18/15	38,781	39,259	(478)
577,918	RUB	Citibank, N.A. ††	08/18/15	10,214	9,343	871
854,151	SEK	Deutsche Bank AG	08/18/15	100,647	99,035	1,612
18,458	TRY	Standard Chartered Bank	08/18/15	6,771	6,633	138
1,124,936	TWD	BNP Paribas ††	08/18/15	36,384	35,503	881
99,714	ZAR	Standard Chartered Bank	08/18/15	8,082	7,862	220
				13,704,281	13,450,705	253,576

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at July 31, 2015 of the currency being sold, and the value at July 31, 2015 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE		EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE	PREMIUMS RECEIVED
Alstom S.A., American Style	EUR	32.00	09/18/15	17	(896)	EUR	561
BioTime, Inc., American Style		5.00	09/18/15	230	(1,150)		26,800
BioTime, Inc., American Style		7.50	09/18/15	12	(60)		640
BioTime, Inc., American Style		5.00	12/18/15	225	(5,062)		11,201
Charter Communications, Inc., American Style		210.00	03/18/16	15	(9,825)		4,288
Charter Communications, Inc., American Style		210.00	04/15/16	17	(12,410)		5,677
Del Taco Restaurants, Inc., American Style		15.00	12/18/15	1	(178)		170
Eastman Kodak Co., American Style		17.50	01/15/16	53	(2,518)		15,619
Eastman Kodak Co., American Style		20.00	01/15/16	46	(460)		6,195
InterCloud Systems, Inc., American Style		5.00	12/18/15	1	(10)		128
Perrigo Co. plc, American Style		210.00	11/20/15	10	(6,650)		4,970
Telecom Italia S.p.A., American Style	EUR	1.35	12/18/15	128	(6,284)	EUR	6,461
Telecom Italia S.p.A., American Style	EUR	1.50	12/18/15	246	(4,809)	EUR	5,411
Thyssenkrupp AG, American Style	EUR	27.00	10/16/15	44	(821)	EUR	519
Thyssenkrupp AG, American Style	EUR	28.00	10/16/15	49	(538)	EUR	557
TNT Express N.V., American Style	EUR	8.00	12/18/15	5	(49)	EUR	84
Vivendi S.A., American Style	EUR	23.98	09/18/15	52	(4,692)	EUR	2,038
Vivendi S.A., American Style	EUR	24.93	12/18/15	19	(2,062)	EUR	1,117
Vivendi S.A., American Style	EUR	26.85	12/18/15	114	(5,339)	EUR	6,505

					(63,813)

Put Options Written

DESCRIPTION	EXERCISE PRICE		EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE	PREMIUMS RECEIVED
Citigroup, Inc., American Style		47.00	01/15/16	7	(413)		1,387
Dow Jones Euro STOXX 50 Index, European Style	EUR	3,100.00	08/21/15	33	(580)	EUR	6,573
E-mini S&P 500, American Style		1,990.00	09/18/15	7	(3,885)		11,010
E-mini S&P 500, American Style		1,870.00	12/18/15	6	(6,480)		19,337
Humana Inc., American Style		175.00	08/21/15	18	(3,960)		10,745
Lafargeholcim Ltd., American Style	CHF	66.00	12/18/15	21	(7,237)	CHF	2,678
Mylan N.V., American Style		62.50	10/16/15	19	(14,107)		4,143
NCR Corp., American Style		26.00	08/21/15	21	(1,050)		314
Perrigo Co. plc, American Style		170.00	09/18/15	20	(4,150)		5,939
Perrigo Co. plc, American Style		160.00	11/20/15	10	(3,025)		3,970
Post Holdings, Inc., American Style		30.00	12/18/15	10	(375)		501
S&P 500 Index, European Style		1,590.00	08/21/15	20	(150)		4,940
S&P 500 Index, European Style		2,050.00	09/18/15	15	(30,975)		41,753
Telecom Italia S.p.A., American Style	EUR	0.95	12/18/15	324	(6,654)	EUR	11,163
Time Warner Cable, Inc., American Style		130.00	10/16/15	13	(487)		7,181
Vivendi S.A., American Style	EUR	21.10	09/18/15	38	(608)	EUR	468
Vivendi S.A., American Style	EUR	20.00	03/18/16	73	(2,405)	EUR	2,309

					(86,541)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Centrally Cleared Credit Default Swaps – Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF JULY 31, 2015[3]	NOTIONAL AMOUNT[4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED[5]
CDX.NA.HY.24-V1	5.000% Quaterly	06/20/20	3.536%		147,000	(11,162)	10,876
CDX.NA.HY.24-V1	5.000% Quaterly	06/20/20	3.536		197,000	(14,958)	15,195
iTraxx Europe Crossover 23.1	5.000% Quaterly	06/20/20	2.840	EUR	49,000	(5,411)	6,182
iTraxx Europe Crossover 23.1	5.000% Quaterly	06/20/20	2.840	EUR	122,000	(13,472)	15,392

						(45,003)	47,645

Credit Default Swaps – Sell Protection [2] Credit Index:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	SPREAD AS OF JULY 31, 2015[3]	NOTIONAL AMOUNT[4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED[5]
Credit Suisse International:
CDX.NA.HY.24-V1	5.000% Quaterly	06/20/20	3.536%		123,000	9,340	(8,716)

Centrally Cleared Credit Default Swaps – Sell Protection [2] Credit Indices:
REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF JULY 31, 2015[3]	NOTIONAL AMOUNT[4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED[5]
CDX.NA.HY.24-V2	5.000% Quaterly	06/20/20	3.524%		91,000	6,092	(5,914)
iTraxx Europe Crossover 23.1*	5.000% Quaterly	06/20/20	2.840	EUR	49,000	5,411	(5,097)

						11,503	(11,011)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Total Return Basket Swaps* Outstanding at July 31, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE		VALUE
Morgan Stanley Capital Services	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	05/23/16		14,422

Morgan Stanley Capital Services	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	01/18/17		134,164

Deutsche Bank AG	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	10/30/15 12/17/15	-	(3,827)

Deutsche Bank AG	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	11/18/15 12/18/15	-	2,428

				147,187

*	See the accompanying “Additional Information – Total Return Basket Swap” for further details

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
Brent	—	Broom, Rannoch, Etieve, Ness, Tarbat
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CBOT	—	Chicago Board of Trade
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
CZK	—	Czech Republic Koruna
DAX	—	Deutscher Aktien Index
DJIA	—	Dow Jones Industrial Average
ETF	—	Exchange Traded Fund
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of July 31, 2015. The rate may be subject to a cap and floor.
ILS	—	Israeli Shekel
INR	—	Indian Rupee
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
LME	—	London Metal Exchange
MSCI	—	Morgan Stanley Capital International
MXN	—	Mexican Peso
NASDAQ	—	National Association of Securities Dealers Automated Quotation
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RBOB	—	Reformulated gasoline blendstock for oxygen blending.

Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
RON	—	Romanian Leu
RUB	—	Russian Ruble
SAR	—	Saudi Arabia Riyal
SEK	—	Swedish Krona
SPDR	—	Standard & Poor’s Depositary Receipts

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2015.
TOPIX	—	Tokyo Stock Price Index
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
WTI	—	West Texas Intermediate
ZAR	—	South African Rand

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the yield as of July 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
^	—	Represents positions held in the Subsidiary.
^^	—	A portion of the position is held by the Subsidiary.
††	—	Non-deliverable forward.

The value and percentage, based on total investments, of the long positions that apply the fair valuation policy for the international investments is $3,090,538 and 3.1%, respectively.

The value and percentage, based on total investments, of the short positions that apply the fair valuation policy for the international investments is $1,009,563 and 2.3%, respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,319,895
Aggregate gross unrealized depreciation	(3,473,607)

Net unrealized appreciation/depreciation	$1,846,288

Federal income tax cost of investments	$96,758,250

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions
Common Stocks
Telecommunication Services — 0.1%
Wireless Telecommunication Services — 0.1%
MTN Group Ltd. (South Africa)	6,203	118,094	103,463	14,631

Cash and Other Receivables/(Payables) (4)				14,631

Financing Costs				(209)

Net Dividend Receivable/(Payable)				—

Net Swap Contract, at value				14,422

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Long Positions
Common Stocks
Consumer Discretionary — 0.4%
Media — 0.2%
Liberty Global plc (United Kingdom) (a)	3,828	188,108	188,108	—
Specialty Retail — 0.2%
Kingfisher plc (United Kingdom)	40,373	227,416	227,416	—
World Duty Free S.p.A. (Italy) (a)	5,233	58,448	58,448	—

	45,606	285,864	285,864	—

Total Consumer Discretionary	49,434	473,972	473,972	—

Energy — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
BG Group plc (United Kingdom)	28,751	490,521	490,521	—
Eagle Rock Energy Partners, L.P.	2,161	4,128	4,128	—
Williams Partners L.P.	1,475	68,042	68,042	—

	32,387	562,691	562,691	—

Total Energy	32,387	562,691	562,691	—

Health Care — 0.5%
Health Care Equipment & Supplies — 0.2%
Smith & Nephew plc (United Kingdom)	9,291	172,515	172,515	—
Health Care Providers & Services — 0.3%
Celesio AG (Germany) (a)	13,862	403,967	403,967	—
Spire Healthcare Group plc (United Kingdom)	3,369	20,340	20,340	—

	17,231	424,307	424,307	—

Total Health Care	26,522	596,822	596,822	—

Industrials — 1.3%
Air Freight & Logistics — 0.2%
Bollore S.A. (France)	35,152	194,573	194,573	—
TNT Express N.V. (Netherlands)	7,780	65,193	65,193	—

	42,932	259,766	259,766	—

Electrical Equipment — 0.5%
Alstom S.A. (France) (a)	20,431	600,450	600,450	—
Machinery — 0.6%
MAN SE (Germany)	7,465	778,360	778,360	—

Total Industrials	70,828	1,638,576	1,638,576	—

Information Technology — 0.5%
Communications Equipment — 0.3%
Nokia OYJ (Finland)	55,178	389,653	389,653	—
Internet Software & Services — 0.2%
Telecity Group plc (United Kingdom)	14,095	241,026	241,026	—

Total Information Technology	69,273	630,679	630,679	—

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Long Positions — continued
Common Stocks — continued
Materials — 0.8%
Chemicals — 0.1%
Alent plc (United Kingdom)	20,330	150,805	150,805	—
Construction Materials — 0.1%
Holcim Ltd. (Switzerland) (a)	2,100	146,259	146,259	—
Metals & Mining — 0.6%
Sirius Resources NL (Australia) (a)	111,733	243,380	243,380	—
ThyssenKrupp AG (Germany)	17,479	443,147	443,147	—

	129,212	686,527	686,527	—

Total Materials	151,642	983,591	983,591	—

Telecommunication Services — 1.0%
Diversified Telecommunication Services — 1.0%
iiNET Ltd. (Australia)	37,012	254,307	254,307	—
Telecom Italia S.p.A (Italy) (a)	13,947	18,457	18,457	—
Vivendi S.A. (France) (a)	37,160	976,811	976,811	—

	88,119	1,249,575	1,249,575	—

Wireless Telecommunication Services — 0.0% (g)
Vodafone Group plc (United Kingdom)	16,000	60,429	60,429	—

Total Telecommunication Services	104,119	1,310,004	1,310,004	—

Total Long Positions of Total Return Basket Swap	504,205	6,196,335	6,196,335	—

Short Positions
Common Stocks
Energy — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
Royal Dutch Shell plc (Netherlands)	12,810	372,188	372,188	—
Financials — 0.1%
Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc.	488	136,108	136,108	—
Industrials — 0.1%
Machinery — 0.1%
Kone OYJ (Finland)	3,769	157,956	157,956	—
Information Technology — 0.0% (g)
Software — 0.0% (g)
Sage Group plc (The) (United Kingdom)	5,177	42,121	42,121	—
Materials — 0.2%
Metals & Mining — 0.2%
Independence Group NL (Australia)	73,844	204,030	204,030	—
Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.0% (g)
TPG Telecom Ltd. (Australia)	3,260	22,661	22,661	—
Wireless Telecommunication Services — 0.1%
America Movil S.A.B. de C.V. (Mexico)	68,684	66,798	66,798	—

Total Telecommunication Services	71,944	89,459	89,459	—

Total Short Positions of Total Return Basket Swap	168,032	1,001,862	1,001,862	—

Total of Long and Short Positions of Total Return Basket Swap	336,173	5,194,473	5,194,473	—

Cash and Other Receivables/(Payables) (4)				138,030

Financing Costs				(3,866)

Net Dividend Receivable/(Payable)				—

Net Swap Contract, at value				134,164

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stocks
Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.0% (g)
Bwin.Party Digital Entertainment plc (Spain)	6,167	9,952	11,066	1,114

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Media — 0.1%
Time Warner Cable, Inc.	321	59,706	60,993	1,287
Specialty Retail — 0.1%
ANN, Inc. (a)	1,250	57,988	57,187	(801)
Office Depot, Inc. (a)	7,170	61,662	57,360	(4,302)

	8,420	119,650	114,547	(5,103)

Total Consumer Discretionary	14,908	189,308	186,606	(2,702)

Consumer Staples — 0.0% (g)
Food & Staples Retailing — 0.0% (g)
Delhaize Group (Belgium)	515	44,360	46,430	2,070
Energy — 0.1%
Energy Equipment & Services — 0.0% (g)
Baker Hughes, Inc.	585	34,808	34,018	(790)
Oil, Gas & Consumable Fuels — 0.1%
BG Group plc (United Kingdom)	3,600	60,541	61,419	878

Total Energy	4,185	95,349	95,437	88

Financials — 0.1%
Banks — 0.0% (g)
Square 1 Financial, Inc. (a)	717	19,861	19,338	(523)
Susquehanna Bancshares, Inc.	4,075	59,291	57,865	(1,426)

	4,792	79,152	77,203	(1,949)

Insurance — 0.1%
Chubb Corp. (The)	453	55,207	56,321	1,114
Montpelier Re Holdings Ltd. (Bermuda)	1,078	45,406	45,977	571

	1,531	100,613	102,298	1,685

Total Financials	6,323	179,765	179,501	(264)

Health Care — 0.1%
Health Care Equipment & Supplies — 0.0% (g)
Sorin S.p.A. (Italy) (a)	6,339	18,375	18,296	(79)
Health Care Providers & Services — 0.1%
Bio-Reference Laboratories, Inc. (a)	830	37,176	36,827	(349)
Cigna Corp.	88	13,734	12,677	(1,057)
Health Net, Inc. (a)	625	42,762	41,788	(974)
Synergy Health plc (United Kingdom)	1,506	42,321	40,922	(1,399)

	3,049	135,993	132,214	(3,779)

Pharmaceuticals — 0.0% (g)
Perrigo Co. plc (Ireland)	147	28,473	28,253	(220)

Total Health Care	9,535	182,841	178,763	(4,078)

Information Technology — 0.2%
Communications Equipment — 0.1%
Alcatel-Lucent (France) (a)	17,433	62,661	65,804	3,143
Pace plc (United Kingdom)	1,435	8,318	8,157	(161)

	18,868	70,979	73,961	2,982

Semiconductors & Semiconductor Equipment — 0.1%
CSR plc (United Kingdom)	4,828	65,949	67,706	1,757
Freescale Semiconductor Ltd. (a)	1,626	62,048	64,829	2,781

	6,454	127,997	132,535	4,538

Total Information Technology	25,322	198,976	206,496	7,520

Materials — 0.1%
Chemicals — 0.0% (g)
Syngenta AG (Switzerland)	34	14,225	14,004	(221)
Construction Materials — 0.0% (g)
Lafarge S.A. (France)	4	284	233	(51)
Containers & Packaging — 0.1%
Rexam plc (United Kingdom)	7,516	66,208	65,318	(890)
Metals & Mining — 0.0% (g)
Alcoa, Inc.	16	169	158	(11)
Sirius Resources NL (Australia) (a)	4,543	11,298	9,896	(1,402)

	4,559	11,467	10,054	(1,413)

Total Materials	12,113	92,184	89,609	(2,575)

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Telecommunication Services — 0.0% (g)
Diversified Telecommunication Services — 0.0% (g)
AT&T, Inc.	1,387	47,286	48,184	898
Utilities — 0.0% (g)
Electric Utilities — 0.0% (g)
Hawaiian Electric Industries, Inc.	718	22,157	21,504	(653)

Total Long Positions of Total Return Basket Swap	75,006	1,052,226	1,052,530	304

Short Positions
Common Stocks
Consumer Discretionary — 0.0% (g)
Media — 0.0% (g)
Charter Communications, Inc. (a)	118	21,358	21,932	(574)
Specialty Retail — 0.0% (g)
Ascena Retail Group, Inc. (a)	842	11,493	10,542	951
Staples, Inc.	1,553	23,986	22,844	1,142

	2,395	35,479	33,386	2,093

Total Consumer Discretionary	2,513	56,837	55,318	1,519

Consumer Staples — 0.1%
Food & Staples Retailing — 0.1%
Koninklijke Ahold N.V. (Netherlands)	2,940	56,896	58,523	(1,627)
Energy — 0.1%
Energy Equipment & Services — 0.1%
Halliburton Co.	1,119	45,957	46,763	(806)
Oil, Gas & Consumable Fuels — 0.0% (g)
Royal Dutch Shell plc (Netherlands)	1,588	45,837	46,139	(302)

Total Energy	2,707	91,794	92,902	(1,108)

Financials — 0.1%
Banks — 0.0% (g)
BB&T Corp.	1,025	42,630	41,277	1,353
PacWest Bancorp	425	20,000	19,673	327

	1,450	62,630	60,950	1,680

Insurance — 0.1%
ACE Ltd. (Switzerland)	269	27,917	29,259	(1,342)
Endurance Specialty Holdings Ltd. (Bermuda)	586	39,772	40,721	(949)

	855	67,689	69,980	(2,291)

Total Financials	2,305	130,319	130,930	(611)

Health Care — 0.1%
Biotechnology — 0.0% (g)
OPKO Health, Inc. (a)	2,259	37,567	36,980	587
Health Care Equipment & Supplies — 0.1%
Cyberonics, Inc. (a)	296	18,050	18,174	(124)
STERIS Corp.	642	43,457	44,382	(925)

	938	61,507	62,556	(1,049)

Health Care Providers & Services — 0.0% (g)
Centene Corp. (a)	388	28,918	27,210	1,708
Pharmaceuticals — 0.0% (g)
Mylan N.V. (a)	335	18,873	18,757	116

Total Health Care	3,920	146,865	145,503	1,362

Information Technology — 0.1%
Communications Equipment — 0.1%
ARRIS Group, Inc. (a)	591	18,623	18,274	349
Nokia OYJ (Finland)	9,491	64,264	67,023	(2,759)

	10,082	82,887	85,297	(2,410)

Semiconductors & Semiconductor Equipment — 0.0% (g)
NXP Semiconductors N.V. (Netherlands) (a)	566	52,570	54,896	(2,326)

Total Information Technology	10,648	135,457	140,193	(4,736)

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Materials — 0.0% (g)
Construction Materials — 0.0% (g)
Holcim Ltd. (Switzerland) (a)	4	311	278	33
Containers & Packaging — 0.0% (g)
Ball Corp.	340	24,337	23,066	1,271

Total Materials	344	24,648	23,344	1,304

Utilities — 0.0% (g)
Electric Utilities — 0.0% (g)
NextEra Energy, Inc.	172	17,677	18,094	(417)

Total Short Positions of Total Return Basket Swap	25,549	660,493	664,807	(4,314)

Total of Long and Short Positions of Total Return Basket Swap	49,457	391,733	387,723	(4,010)

Cash and Other Receivables/(Payables) (4)				76

Financing Costs				(134)

Net Dividend Receivable/(Payable)				241

Net Swap Contract, at value				(3,827)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stocks
Consumer Discretionary — 0.5%
Auto Components — 0.1%
Brembo S.p.A. (Italy)	217	8,952	9,793	841
Calsonic Kansei Corp. (Japan)	1,000	6,835	7,310	475
Cie Generale des Etablissements Michelin (France)	88	9,234	8,621	(613)
Cooper Tire & Rubber Co.	265	8,875	8,726	(149)
Dana Holding Corp.	438	8,856	8,129	(727)
Lear Corp.	84	8,715	8,742	27
Linamar Corp. (Canada)	142	8,878	8,665	(213)
Magna International, Inc. (Canada)	174	9,609	9,454	(155)
NOK Corp. (Japan)	300	9,090	8,799	(291)
Sumitomo Rubber Industries Ltd. (Japan)	700	10,417	10,562	145
Tokai Rika Co., Ltd. (Japan)	400	9,544	10,070	526
Valeo S.A. (France)	82	11,551	10,942	(609)

	3,890	110,556	109,813	(743)

Automobiles — 0.0% (g)
Daimler AG (Germany)	99	9,059	8,849	(210)
Fuji Heavy Industries Ltd. (Japan)	300	11,005	11,099	94
General Motors Co.	276	8,675	8,697	22
Peugeot S.A. (France) (a)	450	8,970	9,017	47
Renault S.A. (France)	93	9,333	8,557	(776)

	1,218	47,042	46,219	(823)

Distributors — 0.0% (g)
Inchcape plc (United Kingdom)	697	8,560	8,740	180
Hotels, Restaurants & Leisure — 0.1%
Brinker International, Inc.	175	10,167	10,483	316
Cheesecake Factory, Inc. (The)	188	10,874	10,855	(19)
DineEquity, Inc.	85	8,377	8,841	464
Echo Entertainment Group Ltd. (Australia)	2,754	9,642	10,105	463
Marriott Vacations Worldwide Corp.	112	10,219	9,363	(856)
Wyndham Worldwide Corp.	111	9,497	9,160	(337)

	3,425	58,776	58,807	31

Household Durables — 0.1%
Alpine Electronics, Inc. (Japan)	500	8,743	8,250	(493)
Barratt Developments plc (United Kingdom)	1,059	10,591	10,502	(89)
Bellway plc (United Kingdom)	275	10,028	10,354	326
Berkeley Group Holdings plc (United Kingdom)	211	10,821	11,101	280
Bovis Homes Group plc (United Kingdom)	529	9,366	9,442	76

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Consumer Discretionary — continued
Household Durables — continued
Crest Nicholson Holdings plc (United Kingdom)	1,048	8,910	8,936	26
Forbo Holding AG (Switzerland) (a)	8	9,529	9,753	224
MDC Holdings, Inc.	307	9,376	9,167	(209)
Persimmon plc (United Kingdom) (a)	330	10,305	10,549	244
Sekisui Chemical Co., Ltd. (Japan)	1,000	12,056	11,111	(945)
Sumitomo Forestry Co., Ltd. (Japan)	700	8,529	8,314	(215)
Taylor Wimpey plc (United Kingdom)	3,293	9,723	9,997	274

	9,260	117,977	117,476	(501)

Leisure Products — 0.0% (g)
Heiwa Corp. (Japan)	500	10,252	10,986	734
Media — 0.1%
Aimia, Inc. (Canada)	803	8,700	8,682	(18)
Cogeco Cable, Inc. (Canada)	161	8,566	9,010	444
Interpublic Group of Cos, Inc. (The)	508	10,840	10,820	(20)
Mediaset Espana Comunicacion S.A. (Spain)	706	9,977	8,874	(1,103)
Meredith Corp.	110	5,679	5,271	(408)
ProSiebenSat.1 Media SE (Germany)	213	10,793	10,889	96
Publicis Groupe S.A. (France)	114	8,950	8,631	(319)
Sky plc (United Kingdom)	595	10,453	10,593	140
Walt Disney Co. (The)	81	9,582	9,720	138
WPP plc (United Kingdom)	398	9,340	9,137	(203)

	3,689	92,880	91,627	(1,253)

Multiline Retail — 0.0% (g)
Big Lots, Inc.	208	9,227	8,981	(246)
Dillard’s, Inc.	84	8,932	8,558	(374)
Harvey Norman Holdings Ltd. (Australia)	2,669	8,860	8,701	(159)
Kohl’s Corp.	146	9,344	8,953	(391)
Macy’s, Inc.	145	10,441	10,014	(427)
Target Corp.	123	10,388	10,067	(321)

	3,375	57,192	55,274	(1,918)

Specialty Retail — 0.1%
American Eagle Outfitters, Inc.	539	9,756	9,567	(189)
Best Buy Co., Inc.	279	9,603	9,009	(594)
Caleres, Inc.	245	8,069	8,095	26
Cato Corp. (The)	260	10,213	9,986	(227)
Children’s Place, Inc. (The)	150	9,642	8,685	(957)
Foot Locker, Inc.	156	10,833	11,006	173
GameStop Corp.	241	11,187	11,050	(137)
Guess?, Inc.	484	10,963	10,595	(368)
Outerwall, Inc.	128	10,507	9,065	(1,442)
WH Smith plc (United Kingdom)	413	10,453	10,197	(256)

	2,895	101,226	97,255	(3,971)

Textiles, Apparel & Luxury Goods — 0.0% (g)
Movado Group, Inc.	278	7,625	7,042	(583)

Total Consumer Discretionary	29,227	612,086	603,239	(8,847)

Consumer Staples — 0.2%
Beverages — 0.0% (g)
Dr. Pepper Snapple Group, Inc.	125	9,790	10,027	237
Food & Staples Retailing — 0.1%
CVS Health Corp.	95	10,441	10,685	244
Delhaize Group (Belgium)	104	8,958	9,376	418
Empire Co., Ltd. (Canada)	160	10,763	10,815	52
George Weston Ltd. (Canada)	129	10,892	10,834	(58)
Greggs plc (United Kingdom)	537	9,862	11,363	1,501
Ingles Markets, Inc.	203	9,943	9,395	(548)
Jean Coutu Group PJC, Inc. (The) (Canada)	364	5,576	5,736	160
Loblaw Cos., Ltd. (Canada)	182	9,331	9,925	594
METRO AG (Germany)	283	9,112	8,936	(176)
Metro, Inc. (Canada)	325	8,756	8,844	88

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Consumer Staples — continued
Food & Staples Retailing — continued
SpartanNash Co.	284	9,301	9,147	(154)

	2,666	102,935	105,056	2,121

Food Products — 0.1%
Archer-Daniels-Midland Co.	185	8,780	8,773	(7)
Cal-Maine Foods, Inc.	176	9,294	9,532	238
Campbell Soup Co.	220	10,857	10,848	(9)
Ebro Foods S.A. (Spain)	528	10,375	10,542	167
Flowers Foods, Inc.	442	9,593	9,574	(19)
Fresh Del Monte Produce, Inc.	253	9,794	9,999	205
Ingredion, Inc.	118	9,630	10,408	778
Lancaster Colony Corp.	109	9,961	10,160	199
McCormick & Co., Inc.	132	10,828	10,825	(3)
Origin Enterprises plc (Ireland)	991	8,388	8,291	(97)
Pilgrim’s Pride Corp.	487	10,779	10,539	(240)
Pinnacle Foods, Inc.	229	10,520	10,293	(227)
Sanderson Farms, Inc.	117	8,320	8,425	105
Tyson Foods, Inc.	229	9,948	10,156	208

	4,216	137,067	138,365	1,298

Tobacco — 0.0% (g)
Imperial Tobacco Group plc (United Kingdom)	192	9,910	10,090	180
Reynolds American, Inc.	127	10,901	10,895	(6)
Universal Corp.	161	9,180	9,185	5

	480	29,991	30,170	179

Total Consumer Staples	7,487	279,783	283,618	3,835

Energy — 0.2%
Energy Equipment & Services — 0.0% (g)
Baker Hughes, Inc.	415	24,693	24,132	(561)
Frank’s International N.V. (Netherlands)	480	8,275	7,771	(504)
Hunting plc (United Kingdom)	997	8,064	7,995	(69)
John Wood Group plc (United Kingdom)	863	8,295	8,430	135
National Oilwell Varco, Inc.	192	8,394	8,089	(305)
Tecnicas Reunidas S.A. (Spain)	180	8,524	9,165	641
WorleyParsons Ltd. (Australia)	1,152	8,469	7,747	(722)

	4,279	74,714	73,329	(1,385)

Oil, Gas & Consumable Fuels — 0.2%
Alon USA Energy, Inc.	565	10,865	10,515	(350)
Beach Energy Ltd. (Australia)	10,582	7,507	7,542	35
BP plc (United Kingdom)	1,413	9,422	8,726	(696)
Chevron Corp.	89	8,387	7,875	(512)
CVR Energy, Inc.	241	9,346	9,213	(133)
Delek US Holdings, Inc.	254	9,715	9,060	(655)
Enbridge Income Fund Holdings, Inc. (Canada)	179	4,787	4,719	(68)
Eni S.p.A. (Italy)	542	9,543	9,500	(43)
Green Plains, Inc.	457	11,377	10,260	(1,117)
HollyFrontier Corp.	224	10,109	10,810	701
Husky Energy, Inc. (Canada)	577	10,236	10,535	299
Marathon Petroleum Corp.	186	10,697	10,169	(528)
Neste Oil OYJ (Finland)	381	10,195	10,591	396
Nordic American Tankers Ltd. (Norway)	775	12,307	11,640	(667)
Parkland Fuel Corp. (Canada)	360	6,682	6,557	(125)
Phillips 66	119	9,731	9,460	(271)
Repsol S.A. (Spain)	478	8,748	8,032	(716)
Ship Finance International Ltd. (Norway)	614	10,014	10,272	258
Suncor Energy, Inc. (Canada)	318	8,545	8,958	413
Tesoro Corp.	106	10,357	10,318	(39)
Valero Energy Corp.	162	10,561	10,627	66
Western Refining, Inc.	213	9,875	9,406	(469)
Woodside Petroleum Ltd. (Australia)	348	8,897	9,068	171
World Fuel Services Corp.	188	9,092	7,642	(1,450)

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Energy — continued
Oil, Gas & Consumable Fuels — continued

	19,371	226,995	221,495	(5,500)

Total Energy	23,650	301,709	294,824	(6,885)

Financials — 0.4%
Banks — 0.1%
Bank of Queensland Ltd. (Australia)	927	8,881	9,317	436
Huntington Bancshares, Inc.	871	10,043	10,165	122
KBC Groep N.V. (Belgium)	158	11,025	11,012	(13)
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,300	9,263	9,440	177
National Bank of Canada (Canada)	246	8,790	8,604	(186)
Resona Holdings, Inc. (Japan)	1,800	9,889	9,908	19
Royal Bank of Canada (Canada)	153	9,036	8,921	(115)

	5,455	66,927	67,367	440

Capital Markets — 0.0% (g)
3i Group plc (United Kingdom)	1,145	9,896	9,897	1
BGC Partners, Inc.	1,030	9,404	10,145	741
Investec plc (South Africa)	1,006	9,558	9,198	(360)
Mediobanca S.p.A. (Italy)	933	9,179	10,160	981

	4,114	38,037	39,400	1,363

Consumer Finance — 0.0% (g)
Cembra Money Bank AG (Switzerland) (a)	156	9,614	9,493	(121)
Nelnet, Inc.	185	7,953	7,287	(666)

	341	17,567	16,780	(787)

Diversified Financial Services — 0.0% (g)
Voya Financial, Inc.	215	10,154	10,094	(60)
Insurance — 0.3%
Aegon N.V. (Netherlands)	1,257	9,539	9,669	130
Ageas (Belgium)	254	10,047	10,459	412
Allianz SE (Germany)	58	9,664	9,497	(167)
Allied World Assurance Co. Holdings AG (Switzerland)	225	9,959	9,509	(450)
American Equity Investment Life Holding Co.	366	9,970	10,812	842
Amlin plc (United Kingdom)	1,362	10,834	10,858	24
AmTrust Financial Services, Inc.	162	10,776	11,261	485
Aspen Insurance Holdings Ltd. (Bermuda)	205	10,043	9,858	(185)
AXA S.A. (France)	377	9,897	9,937	40
Direct Line Insurance Group plc (United Kingdom)	1,753	9,718	10,017	299
First American Financial Corp.	271	10,452	10,997	545
Great-West Lifeco, Inc. (Canada)	319	9,035	9,034	(1)
Hannover Rueck SE (Germany)	96	10,043	10,183	140
Hanover Insurance Group, Inc. (The)	138	10,898	11,157	259
Legal & General Group plc (United Kingdom)	2,329	9,789	9,482	(307)
Maiden Holdings Ltd. (Bermuda)	677	11,055	11,198	143
Manulife Financial Corp. (Canada)	515	9,268	9,124	(144)
Montpelier Re Holdings Ltd. (Bermuda)	408	17,185	17,401	216
Old Mutual plc (United Kingdom)	2,695	9,140	8,927	(213)
Old Republic International Corp.	647	10,869	10,824	(45)
PartnerRe Ltd. (Bermuda)	123	16,359	16,723	364
Power Corp. of Canada (Canada)	357	8,847	8,394	(453)
Power Financial Corp. (Canada)	318	8,655	8,440	(215)
Reinsurance Group of America, Inc.	104	10,173	10,038	(135)
SCOR SE (France)	275	10,220	10,547	327
Sun Life Financial, Inc. (Canada)	329	10,783	10,739	(44)
Swiss Life Holding AG (Switzerland) (a)	39	9,049	9,210	161
Swiss Re AG (Switzerland) (a)	119	10,668	10,714	46
Talanx AG (Germany)	315	9,672	10,069	397
Universal Insurance Holdings, Inc.	365	9,658	10,008	350
Validus Holdings Ltd. (Bermuda)	227	10,158	10,521	363

	16,685	322,423	325,607	3,184

Thrifts & Mortgage Finance — 0.0% (g)
Aareal Bank AG (Germany)	225	8,852	9,186	334

Total Financials	27,035	463,960	468,434	4,474

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Health Care — 0.2%
Health Care Equipment & Supplies — 0.0% (g)
Hill-Rom Holdings, Inc.	186	10,239	10,422	183
Stryker Corp.	105	10,736	10,738	2

	291	20,975	21,160	185

Health Care Providers & Services — 0.1%
Aetna, Inc.	85	9,816	9,603	(213)
Anthem, Inc.	60	9,576	9,256	(320)
Cardinal Health, Inc.	110	9,526	9,348	(178)
Chemed Corp.	80	10,898	11,877	979
Express Scripts Holding Co. (a)	110	9,987	9,908	(79)
Health Net, Inc. (a)	163	11,152	10,898	(254)
HealthSouth Corp.	222	10,103	10,145	42
Humana, Inc.	55	10,311	10,015	(296)
Laboratory Corp. of America Holdings (a)	77	9,453	9,801	348
McKesson Corp.	40	9,378	8,823	(555)
MEDNAX, Inc. (a)	137	10,630	11,596	966
Quest Diagnostics, Inc.	135	9,887	9,964	77
Sonic Healthcare Ltd. (Australia)	642	11,087	9,700	(1,387)
UnitedHealth Group, Inc.	81	10,195	9,833	(362)
Universal Health Services, Inc.	79	11,252	11,473	221

	2,076	153,251	152,240	(1,011)

Life Sciences Tools & Services — 0.0% (g)
Lonza Group AG (Switzerland) (a)	68	9,783	9,859	76
Pharmaceuticals — 0.1%
Almirall S.A. (Spain)	483	9,925	9,490	(435)
Galenica AG (Switzerland)	9	9,732	10,255	523
Ipsen S.A. (France)	172	10,394	11,054	660
Kaken Pharmaceutical Co., Ltd. (Japan)	1,000	37,812	37,318	(494)
Merck KGaA (Germany)	84	8,830	8,544	(286)
Mitsubishi Tanabe Pharma Corp. (Japan)	600	10,211	10,002	(209)
Roche Holding AG (Switzerland)	33	9,160	9,443	283
Shionogi & Co., Ltd. (Japan)	200	8,183	7,980	(203)

	2,581	104,247	104,086	(161)

Total Health Care	5,016	288,256	287,345	(911)

Industrials — 0.5%
Aerospace & Defense — 0.1%
Boeing Co. (The)	69	10,135	9,948	(187)
Huntington Ingalls Industries, Inc.	99	11,458	11,623	165
Meggitt plc (United Kingdom)	1,201	9,240	8,712	(528)
Northrop Grumman Corp.	61	10,284	10,554	270
Raytheon Co.	90	8,950	9,818	868
Thales S.A. (France)	161	10,824	10,897	73
Triumph Group, Inc.	194	11,839	10,447	(1,392)

	1,875	72,730	71,999	(731)

Air Freight & Logistics — 0.0% (g)
Royal Mail plc (United Kingdom)	1,219	9,879	9,613	(266)
Airlines — 0.0% (g)
Alaska Air Group, Inc.	145	10,689	10,984	295
easyJet plc (United Kingdom)	366	9,486	9,396	(90)
JetBlue Airways Corp. (a)	450	10,030	10,341	311

	961	30,205	30,721	516

Building Products — 0.0% (g)
Sanwa Holdings Corp. (Japan)	1,200	9,994	9,102	(892)
Universal Forest Products, Inc.	171	10,872	10,858	(14)

	1,371	20,866	19,960	(906)

Commercial Services & Supplies — 0.1%
ABM Industries, Inc.	302	9,791	9,954	163
ACCO Brands Corp. (a)	969	7,442	7,926	484
Deluxe Corp.	150	9,163	9,665	502
Downer EDI Ltd. (Australia)	2,442	8,555	8,122	(433)

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Industrials — continued
Commercial Services & Supplies — continued
Knoll, Inc.	421	10,622	10,188	(434)
Mineral Resources Ltd. (Australia)	1,746	7,969	6,917	(1,052)
Tetra Tech, Inc.	381	9,586	10,150	564
West Corp.	202	6,226	5,828	(398)

	6,613	69,354	68,750	(604)

Construction & Engineering — 0.1%
AECOM (a)	288	9,141	8,879	(262)
Boskalis Westminster N.V. (Netherlands)	188	9,258	9,189	(69)
Carillion plc (United Kingdom)	1,925	10,697	10,395	(302)
Eiffage S.A. (France)	168	9,679	10,109	430
EMCOR Group, Inc.	229	10,876	10,953	77
Galliford Try plc (United Kingdom)	400	10,855	11,088	233
Nippo Corp. (Japan)	1,000	16,993	17,622	629
Vinci S.A. (France)	168	10,351	10,775	424
WSP Global, Inc. (Canada)	259	8,647	8,678	31

	4,625	96,497	97,688	1,191

Electrical Equipment — 0.0% (g)
AZZ, Inc.	179	9,226	9,263	37
Fuji Electric Co., Ltd. (Japan)	2,000	8,440	8,279	(161)
General Cable Corp.	523	9,785	8,535	(1,250)
Mitsubishi Electric Corp. (Japan)	1,000	12,235	10,760	(1,475)
OSRAM Licht AG (Germany)	187	9,342	10,646	1,304

	3,889	49,028	47,483	(1,545)

Machinery — 0.1%
American Railcar Industries, Inc.	260	11,272	10,387	(885)
Barnes Group, Inc.	238	9,187	9,265	78
Greenbrier Cos., Inc. (The)	229	10,523	10,477	(46)
Hillenbrand, Inc.	305	8,781	8,650	(131)
Kawasaki Heavy Industries Ltd. (Japan)	2,000	9,087	8,779	(308)
Parker-Hannifin Corp.	79	8,930	8,907	(23)
Stanley Black & Decker, Inc.	93	9,968	9,810	(158)
Sumitomo Heavy Industries Ltd. (Japan)	2,000	10,991	10,102	(889)
Takeuchi Manufacturing Co., Ltd. (Japan)	200	12,475	12,313	(162)
Trinity Industries, Inc.	314	8,104	9,188	1,084
Tsubakimoto Chain Co. (Japan)	1,000	8,796	8,537	(259)
Valmet OYJ (Finland)	838	9,159	9,903	744
Wabash National Corp. (a)	654	7,998	8,986	988

	8,210	125,271	125,304	33

Marine — 0.0% (g)
Matson, Inc.	225	9,436	9,320	(116)
Professional Services — 0.1%
Adecco S.A. (Switzerland) (a)	123	10,216	10,266	50
Korn/Ferry International	295	10,455	9,877	(578)
ManpowerGroup, Inc.	104	9,768	9,410	(358)
Randstad Holding N.V. (Netherlands)	161	10,920	11,023	103
USG People N.V. (Netherlands)	725	11,097	11,099	2

	1,408	52,456	51,675	(781)

Trading Companies & Distributors — 0.0% (g)
Aircastle Ltd.	382	9,084	9,195	111
Finning International, Inc. (Canada)	491	9,033	8,537	(496)
ITOCHU Corp. (Japan)	700	8,440	8,591	151

	1,573	26,557	26,323	(234)

Total Industrials	31,969	562,279	558,836	(3,443)

Information Technology — 0.4%
Communications Equipment — 0.0% (g)
Brocade Communications Systems, Inc.	803	8,705	8,239	(466)
Cisco Systems, Inc.	326	9,164	9,265	101
Harris Corp.	131	10,850	10,865	15
Hitachi Kokusai Electric, Inc. (Japan)	1,000	14,888	13,499	(1,389)

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Information Technology — continued
Communications Equipment — continued
InterDigital, Inc.	192	10,474	10,381	(93)
Juniper Networks, Inc.	388	11,021	11,027	6
Pace plc (United Kingdom)	2,675	15,505	15,206	(299)
Polycom, Inc. (a)	141	1,623	1,605	(18)

	5,656	82,230	80,087	(2,143)

Electronic Equipment, Instruments & Components — 0.1%
Alps Electric Co., Ltd. (Japan)	300	8,885	9,477	592
Arrow Electronics, Inc. (a)	154	8,458	8,955	497
CDW Corp.	257	8,818	9,234	416
Corning, Inc.	468	8,920	8,742	(178)
Dolby Laboratories, Inc.	248	9,258	8,717	(541)
Hitachi High-Technologies Corp. (Japan)	300	8,210	7,008	(1,202)
Insight Enterprises, Inc. (a)	314	8,936	8,475	(461)
Japan Aviation Electronics Industry Ltd. (Japan)	1,000	23,752	22,294	(1,458)
Methode Electronics, Inc.	339	9,068	9,095	27
Oki Electric Industry Co., Ltd. (Japan)	4,000	8,263	8,230	(33)
TTM Technologies, Inc. (a)	331	3,037	3,022	(15)

	7,711	105,605	103,249	(2,356)

Internet Software & Services — 0.0% (g)
j2 Global, Inc.	144	9,939	10,138	199
IT Services — 0.1%
Amdocs Ltd.	179	10,095	10,498	403
Broadridge Financial Solutions, Inc.	183	9,807	9,931	124
Cap Gemini S.A. (France)	114	10,921	10,899	(22)
CGI Group, Inc. (Canada) (a)	219	8,594	8,182	(412)
Computer Sciences Corp.	142	9,642	9,291	(351)
Convergys Corp.	395	10,203	9,918	(285)
CSG Systems International, Inc.	320	10,096	9,952	(144)
DST Systems, Inc.	81	10,689	8,841	(1,848)
NeuStar, Inc. (a)	350	10,496	10,805	309
Science Applications International Corp.	181	9,682	9,716	34
Total System Services, Inc.	233	10,063	10,769	706
Western Union Co. (The)	444	8,418	8,987	569

	2,841	118,706	117,789	(917)

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Energy Industries, Inc. (a)	346	9,408	9,062	(346)
ASM International N.V. (Netherlands)	195	9,324	8,777	(547)
BE Semiconductor Industries N.V. (Netherlands)	363	10,311	8,649	(1,662)
Cirrus Logic, Inc. (a)	270	8,759	8,913	154
Integrated Device Technology, Inc. (a)	429	8,683	8,198	(485)
Intel Corp.	292	8,669	8,454	(215)
Lam Research Corp.	123	9,777	9,455	(322)
Lattice Semiconductor Corp. (a)	1,615	9,529	7,946	(1,583)
MKS Instruments, Inc.	264	9,684	9,372	(312)
ON Semiconductor Corp. (a)	765	8,476	8,124	(352)
Skyworks Solutions, Inc.	99	9,989	9,471	(518)
Teradyne, Inc.	473	9,110	9,110	—
Tessera Technologies, Inc.	250	8,915	8,665	(250)

	5,484	120,634	114,196	(6,438)

Software — 0.1%
Activision Blizzard, Inc.	380	9,791	9,800	9
Ebix, Inc.	280	8,817	8,677	(140)
Mentor Graphics Corp.	350	9,223	9,131	(92)
Oracle Corp.	225	9,178	8,987	(191)
Playtech plc (United Kingdom)	716	9,858	10,136	278
Progress Software Corp. (a)	208	6,158	6,173	15
Software AG (Germany)	321	8,877	9,605	728

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Information Technology — continued
Software — continued
Symantec Corp.	394	9,184	8,960	(224)
Synopsys, Inc. (a)	198	10,128	10,066	(62)

	3,072	81,214	81,535	321

Technology Hardware, Storage & Peripherals — 0.0% (g)
Apple, Inc.	75	9,512	9,098	(414)
FUJIFILM Holdings Corp. (Japan)	200	7,232	7,939	707
Hewlett-Packard Co.	384	11,712	11,720	8
Seiko Epson Corp. (Japan)	500	9,279	8,847	(432)
Western Digital Corp.	122	9,755	10,499	744

	1,281	47,490	48,103	613

Total Information Technology	26,189	565,818	555,097	(10,721)

Materials — 0.2%
Chemicals — 0.0% (g)
Celanese Corp.	129	8,898	8,504	(394)
Daicel Corp. (Japan)	800	10,065	10,857	792
DIC Corp. (Japan)	3,000	7,069	7,068	(1)
Dow Chemical Co. (The)	187	9,743	8,800	(943)
Eastman Chemical Co.	137	10,732	10,741	9
LyondellBasell Industries N.V.	92	9,228	8,632	(596)
Tosoh Corp. (Japan)	1,000	5,246	5,221	(25)

	5,345	60,981	59,823	(1,158)

Construction Materials — 0.0% (g)
CSR Ltd. (Australia)	2,907	7,541	7,947	406
Containers & Packaging — 0.0% (g)
Avery Dennison Corp.	152	9,655	9,249	(406)
DS Smith plc (United Kingdom)	1,525	9,664	9,538	(126)
Smurfit Kappa Group plc (Ireland)	336	10,299	10,111	(188)

	2,013	29,618	28,898	(720)

Metals & Mining — 0.1%
Aurubis AG (Germany)	150	8,768	8,973	205
Commercial Metals Co.	581	9,232	8,953	(279)
Independence Group NL (Australia)	2,877	8,985	7,949	(1,036)
JFE Holdings, Inc. (Japan)	400	8,065	7,506	(559)
Kaiser Aluminum Corp.	116	9,405	9,796	391
Kobe Steel Ltd. (Japan)	5,000	7,787	7,746	(41)
Mitsubishi Materials Corp. (Japan)	2,000	7,328	7,246	(82)
Reliance Steel & Aluminum Co.	153	9,223	9,272	49
Rio Tinto Ltd. (United Kingdom)	223	8,662	8,616	(46)
voestalpine AG (Austria)	256	10,989	10,987	(2)
Worthington Industries, Inc.	227	6,526	6,143	(383)

	11,983	94,970	93,187	(1,783)

Paper & Forest Products — 0.1%
Domtar Corp. (Canada)	215	8,871	8,742	(129)
International Paper Co.	181	8,547	8,664	117
KapStone Paper and Packaging Corp.	455	10,632	10,647	15
Mercer International, Inc. (Canada) (a)	553	7,382	6,686	(696)
Mondi plc (South Africa)	424	9,978	10,197	219
Schweitzer-Mauduit International, Inc.	227	8,887	9,012	125
UPM-Kymmene OYJ (Finland)	537	10,076	9,908	(168)

	2,592	64,373	63,856	(517)

Total Materials	24,840	257,483	253,711	(3,772)

Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.1%
BCE, Inc. (Canada)	218	9,117	8,973	(144)
Elisa OYJ (Finland)	320	10,789	10,779	(10)
iiNET Ltd. (Australia)	2,987	20,458	20,523	65
Telecom Italia S.p.A (Italy) (a)	7,292	9,664	9,650	(14)
TELUS Corp. (Canada)	291	9,962	9,935	(27)

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Telecommunication Services — continued
Diversified Telecommunication Services — continued
Verizon Communications, Inc.	194	9,182	9,077	(105)

	11,302	69,172	68,937	(235)

Wireless Telecommunication Services — 0.0% (g)
Freenet AG (Germany)	267	9,255	9,171	(84)
KDDI Corp. (Japan)	400	10,047	10,168	121

	667	19,302	19,339	37

Total Telecommunication Services	11,969	88,474	88,276	(198)

Utilities — 0.1%
Electric Utilities — 0.1%
American Electric Power Co., Inc.	177	9,855	10,013	158
EDP - Energias de Portugal S.A. (Portugal)	2,387	9,405	8,829	(576)
Emera, Inc. (Canada)	95	3,035	3,169	134
Entergy Corp.	129	9,320	9,162	(158)
Iberdrola S.A. (Spain)	1,432	9,955	10,103	148
IDACORP, Inc.	163	9,487	10,124	637
Pinnacle West Capital Corp.	161	9,694	9,935	241

	4,544	60,751	61,335	584

Gas Utilities — 0.0% (g)
AGL Resources, Inc.	199	9,624	9,568	(56)
Enagas S.A. (Spain)	314	8,766	8,821	55
Snam S.p.A. (Italy)	1,871	9,463	9,206	(257)
UGI Corp.	260	9,401	9,500	99

	2,644	37,254	37,095	(159)

Multi-Utilities — 0.0% (g)
Consolidated Edison, Inc.	157	9,544	9,984	440
National Grid plc (United Kingdom)	691	9,259	9,206	(53)
PG&E Corp.	185	9,513	9,714	201
Public Service Enterprise Group, Inc.	227	9,318	9,459	141
Vectren Corp.	61	2,495	2,568	73

	1,321	40,129	40,931	802

Total Utilities	8,509	138,134	139,361	1,227

Total Long Positions of Total Return Basket Swap	195,891	3,557,982	3,532,741	(25,241)

Short Positions
Common Stocks
Consumer Discretionary — 0.5%
Auto Components — 0.0% (g)
Visteon Corp. (a)	88	8,794	8,759	35
Distributors — 0.0% (g)
LKQ Corp. (a)	340	10,557	10,697	(140)
Diversified Consumer Services — 0.0% (g)
Chegg, Inc. (a)	1,288	10,639	10,703	(64)
Nord Anglia Education, Inc. (Hong Kong) (a)	424	10,625	10,744	(119)
Sotheby’s	214	9,356	8,952	404

	1,926	30,620	30,399	221

Hotels, Restaurants & Leisure — 0.1%
Accor S.A. (France)	193	9,952	9,470	482
Autogrill S.p.A. (Italy) (a)	1,033	9,113	9,320	(207)
Belmond Ltd. (Bermuda) (a)	758	9,407	9,180	227
ClubCorp Holdings, Inc.	472	11,408	11,007	401
Compass Group plc (United Kingdom)	599	10,503	9,588	915
Crown Resorts Ltd. (Australia)	925	9,006	9,216	(210)
Domino’s Pizza Enterprises Ltd. (Australia)	327	9,305	9,671	(366)
InterContinental Hotels Group plc (United Kingdom)	220	9,274	9,269	5
Merlin Entertainments plc (United Kingdom)	1,463	9,519	9,493	26
MGM Resorts International (a)	644	11,940	12,635	(695)
Panera Bread Co. (a)	52	9,417	10,614	(1,197)
Resorttrust, Inc. (Japan)	400	10,184	9,892	292

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Consumer Discretionary — continued
Hotels, Restaurants & Leisure — continued
Scientific Games Corp. (a)	732	11,690	11,053	637
Thomas Cook Group plc (United Kingdom) (a)	3,901	7,918	7,304	614
Wynn Resorts Ltd.	113	11,686	11,665	21

	11,832	150,322	149,377	945

Household Durables — 0.0% (g)
Pioneer Corp. (Japan) (a)	4,800	8,830	8,985	(155)
Rinnai Corp. (Japan)	100	7,738	7,076	662
TRI Pointe Homes, Inc. (a)	557	8,511	8,244	267

	5,457	25,079	24,305	774

Internet & Catalog Retail — 0.1%
Amazon.com, Inc. (a)	22	10,146	11,795	(1,649)
Groupon, Inc. (a)	1,769	8,845	8,527	318
HomeAway, Inc. (a)	338	10,637	10,154	483
Netflix, Inc. (a)	89	8,734	10,174	(1,440)
Ocado Group plc (United Kingdom) (a)	1,573	11,560	9,752	1,808
Start Today Co., Ltd. (Japan)	300	9,236	9,622	(386)
TripAdvisor, Inc. (a)	116	10,484	9,208	1,276
Yoox S.p.A. (Italy) (a)	288	9,693	9,729	(36)

	4,495	79,335	78,961	374

Media — 0.1%
Altice S.A. (Luxembourg) (a)	80	10,746	10,104	642
Atresmedia Corp de Medios de Comunicacion S.A. (Spain)	572	9,769	8,581	1,188
Carmike Cinemas, Inc. (a)	430	11,993	10,771	1,222
Charter Communications, Inc. (a)	53	9,593	9,851	(258)
Global Eagle Entertainment, Inc. (a)	936	12,262	11,625	637
Live Nation Entertainment, Inc. (a)	351	9,495	9,203	292
Madison Square Garden Co. (The) (a)	113	9,408	9,424	(16)
Media General, Inc. (a)	635	10,636	10,077	559
Numericable-SFR SAS (France) (a)	187	9,701	10,196	(495)
REA Group Ltd. (Australia)	357	10,971	11,328	(357)
Regal Entertainment Group	200	4,106	4,120	(14)
Rentrak Corp. (a)	144	10,151	9,860	291
Telenet Group Holding N.V. (Belgium) (a)	182	9,855	10,266	(411)

	4,240	128,686	125,406	3,280

Multiline Retail — 0.0% (g)
Marui Group Co., Ltd. (Japan)	800	11,350	11,212	138
Specialty Retail — 0.1%
Cabela’s, Inc. (a)	183	9,428	8,131	1,297
Conn’s, Inc. (a)	276	10,786	9,528	1,258
Dufry AG (Switzerland) (a)	65	9,224	9,020	204
Five Below, Inc. (a)	278	10,686	10,250	436
Lumber Liquidators Holdings, Inc. (a)	428	8,774	8,260	514
Mattress Firm Holding Corp. (a)	170	10,596	10,515	81
Men’s Wearhouse, Inc. (The)	64	3,957	3,809	148
Restoration Hardware Holdings, Inc. (a)	101	10,048	10,247	(199)
Sally Beauty Holdings, Inc. (a)	305	9,361	9,086	275
Sports Direct International plc (United Kingdom) (a)	909	10,428	11,243	(815)
Urban Outfitters, Inc. (a)	283	9,235	9,231	4

	3,062	102,523	99,320	3,203

Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp. (Japan)	400	10,653	11,506	(853)
Cie Financiere Richemont S.A. (Switzerland)	51	4,391	4,402	(11)
Crocs, Inc. (a)	300	4,687	4,719	(32)
Kate Spade & Co. (a)	427	9,163	8,591	572
lululemon athletica, Inc. (Canada) (a)	148	9,386	9,303	83
Salvatore Ferragamo S.p.A. (Italy)	309	9,694	9,767	(73)

	1,635	47,974	48,288	(314)

Total Consumer Discretionary	33,875	595,240	586,724	8,516

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Consumer Staples — 0.2%
Beverages — 0.0% (g)
Anheuser-Busch InBev N.V. (Belgium)	79	10,097	9,401	696
Boston Beer Co., Inc. (The) (a)	47	10,366	10,364	2
Coca-Cola Amatil Ltd. (Australia)	1,195	8,214	8,106	108
Coca-Cola West Co., Ltd. (Japan)	500	8,804	10,082	(1,278)

	1,821	37,481	37,953	(472)

Food & Staples Retailing — 0.1%
PriceSmart, Inc.	117	11,542	11,338	204
Sprouts Farmers Market, Inc. (a)	376	10,065	9,220	845
Tesco plc (United Kingdom) (a)	2,832	9,464	9,540	(76)
United Natural Foods, Inc. (a)	178	11,159	8,104	3,055
Wesfarmers Ltd. (Australia)	320	9,725	9,929	(204)
Whole Foods Market, Inc.	255	10,486	9,282	1,204

	4,078	62,441	57,413	5,028

Food Products — 0.1%
Associated British Foods plc (United Kingdom)	211	10,296	10,623	(327)
Barry Callebaut AG (Switzerland) (a)	8	8,842	8,950	(108)
Boulder Brands, Inc. (a)	1,232	8,452	10,263	(1,811)
Chocoladefabriken Lindt & Sprungli AG (Switzerland)	2	10,917	11,259	(342)
Darling Ingredients, Inc. (a)	705	9,694	9,059	635
Diamond Foods, Inc. (a)	325	10,358	10,501	(143)
Hain Celestial Group, Inc. (The) (a)	154	10,520	10,469	51
Hershey Co. (The)	103	9,574	9,568	6
Kagome Co., Ltd. (Japan)	600	9,755	9,891	(136)
Kerry Group plc (Ireland)	128	9,726	9,721	5
Kikkoman Corp. (Japan)	1,000	32,680	35,018	(2,338)
Mead Johnson Nutrition Co.	106	9,386	9,369	17
Tate & Lyle plc (United Kingdom)	1,125	9,522	9,575	(53)
WhiteWave Foods Co. (The) (a)	202	10,025	10,427	(402)
Yakult Honsha Co., Ltd. (Japan)	200	11,778	13,281	(1,503)

	6,101	171,525	177,974	(6,449)

Personal Products — 0.0% (g)
Beiersdorf AG (Germany)	104	9,020	8,888	132

Total Consumer Staples	12,104	280,467	282,228	(1,761)

Energy — 0.1%
Energy Equipment & Services — 0.0% (g)
C&J Energy Services Ltd. (a)	720	8,582	6,948	1,634
Secure Energy Services, Inc. (Canada)	910	8,513	7,535	978

	1,630	17,095	14,483	2,612

Oil, Gas & Consumable Fuels — 0.1%
Antero Resources Corp. (a)	335	10,134	9,216	918
Bonanza Creek Energy, Inc. (a)	1,115	11,714	8,708	3,006
Cheniere Energy, Inc. (a)	147	9,865	10,139	(274)
Cobalt International Energy, Inc. (a)	914	7,970	7,047	923
Continental Resources, Inc. (a)	203	7,562	6,782	780
Gulfport Energy Corp. (a)	286	10,577	9,369	1,208
Kelt Exploration Ltd. (Canada) (a)	1,120	7,332	6,174	1,158
Matador Resources Co. (a)	368	8,817	8,107	710
MEG Energy Corp. (Canada) (a)	755	9,990	8,094	1,896
Oil Search Ltd. (Australia)	2,173	11,294	11,865	(571)
Ophir Energy plc (United Kingdom) (a)	4,329	7,787	7,862	(75)
Paramount Resources Ltd. (Canada) (a)	468	8,806	7,049	1,757
Parsley Energy, Inc. (a)	614	10,260	8,879	1,381
Rice Energy, Inc. (a)	400	8,240	7,220	1,020
RSP Permian, Inc. (a)	379	9,991	9,399	592
Seven Generations Energy Ltd. (Canada) (a)	200	2,227	2,248	(21)
Southwestern Energy Co. (a)	436	9,514	8,110	1,404
Tourmaline Oil Corp. (Canada) (a)	295	8,149	7,295	854

	14,537	160,229	143,563	16,666

Total Energy	16,167	177,324	158,046	19,278

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Financials — 0.4%
Banks — 0.1%
Banca Monte dei Paschi di Siena S.p.A. (Italy) (a)	4,911	9,642	9,741	(99)
Banco Comercial Portugues S.A. (Portugal) (a)	93,084	8,275	7,156	1,119
Bankia S.A. (Spain)	6,870	8,843	9,076	(233)
Credito Valtellinese SC (Italy) (a)	7,055	9,315	10,065	(750)
Lloyds Banking Group plc (United Kingdom)	6,915	9,249	8,985	264
Royal Bank of Scotland Group plc (United Kingdom) (a)	1,731	9,635	9,250	385
TCF Financial Corp.	200	3,295	3,292	3

	120,766	58,254	57,565	689

Capital Markets — 0.0% (g)
Charles Schwab Corp. (The)	305	10,263	10,639	(376)
Matsui Securities Co., Ltd. (Japan)	1,000	9,062	9,158	(96)
TD Ameritrade Holding Corp.	256	9,433	9,403	30
Virtus Investment Partners, Inc.	78	9,402	9,427	(25)

	1,639	38,160	38,627	(467)

Consumer Finance — 0.0% (g)
Acom Co Ltd. (Japan) (a)	2,800	12,066	13,307	(1,241)
AEON Financial Service Co., Ltd. (Japan)	400	11,187	10,425	762
First Cash Financial Services, Inc. (a)	196	9,451	7,971	1,480

	3,396	32,704	31,703	1,001

Diversified Financial Services — 0.1%
CBOE Holdings, Inc.	162	9,950	10,041	(91)
Element Financial Corp. (Canada) (a)	643	9,699	9,744	(45)
Eurazeo S.A. (France)	157	10,565	10,202	363
Leucadia National Corp.	396	9,868	9,314	554
London Stock Exchange Group plc (United Kingdom)	281	11,587	11,458	129
Onex Corp. (Canada)	164	8,844	9,410	(566)
PHH Corp. (a)	350	8,908	8,736	172

	2,153	69,421	68,905	516

Insurance — 0.0% (g)
Brown & Brown, Inc.	122	4,094	4,081	13
Endurance Specialty Holdings Ltd. (Bermuda)	115	7,805	7,991	(186)
Insurance Australia Group Ltd. (Australia)	2,455	10,426	10,569	(143)
Lancashire Holdings Ltd. (United Kingdom)	782	8,108	7,865	243
Standard Life plc (United Kingdom)	1,269	9,120	9,005	115

	4,743	39,553	39,511	42

Real Estate Management & Development — 0.1%
Aeon Mall Co., Ltd. (Japan)	500	9,274	9,396	(122)
Alexander & Baldwin, Inc.	225	8,806	8,494	312
Capital & Counties Properties plc (United Kingdom)	1,424	9,984	10,258	(274)
Deutsche Annington Immobilien SE (Germany)	307	9,420	9,575	(155)
Forest City Enterprises, Inc. (a)	408	9,331	9,527	(196)
Howard Hughes Corp. (The) (a)	64	8,977	8,702	275
Hulic Co., Ltd. (Japan)	1,100	9,861	10,890	(1,029)
IMMOFINANZ AG (Austria) (a)	3,182	7,757	7,804	(47)
Kennedy-Wilson Holdings, Inc.	369	9,236	9,343	(107)
Mitsubishi Estate Co., Ltd. (Japan)	1,000	22,071	22,229	(158)
Mitsui Fudosan Co., Ltd. (Japan)	1,000	28,085	28,471	(386)
NTT Urban Development Corp. (Japan)	900	8,816	8,852	(36)
Realogy Holdings Corp. (a)	203	9,854	9,241	613
Tokyu Fudosan Holdings Corp. (Japan)	1,300	10,113	9,818	295

	11,982	161,585	162,600	(1,015)

Thrifts & Mortgage Finance — 0.1%
Beneficial Bancorp, Inc. (a)	807	10,443	10,378	65
Hudson City Bancorp, Inc.	1,016	10,272	10,475	(203)
Kearny Financial Corp. (a)	982	11,371	10,949	422
TFS Financial Corp.	646	10,736	10,892	(156)

	3,451	42,822	42,694	128

Total Financials	148,130	442,499	441,605	894

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Health Care — 0.1%
Health Care Equipment & Supplies — 0.0% (g)
Endologix, Inc. (a)	200	2,865	2,852	13
Insulet Corp. (a)	295	9,281	9,998	(717)
Neogen Corp. (a)	165	7,999	9,601	(1,602)
NxStage Medical, Inc. (a)	691	9,978	9,867	111
Olympus Corp. (Japan)	300	11,161	11,498	(337)
Wright Medical Group, Inc. (a)	100	2,599	2,584	15

	1,751	43,883	46,400	(2,517)

Health Care Providers & Services — 0.0% (g)
Centene Corp. (a)	101	7,528	7,083	445
Tenet Healthcare Corp. (a)	203	12,123	11,429	694

	304	19,651	18,512	1,139

Health Care Technology — 0.0% (g)
athenahealth, Inc. (a)	79	8,972	11,057	(2,085)
M3, Inc. (Japan)	500	10,635	11,793	(1,158)
Medidata Solutions, Inc. (a)	179	10,203	9,630	573

	758	29,810	32,480	(2,670)

Life Sciences Tools & Services — 0.0% (g)
MorphoSys AG (Germany) (a)	125	10,014	10,100	(86)
Pharmaceuticals — 0.1%
Akorn, Inc. (a)	228	10,100	10,513	(413)
BTG plc (United Kingdom) (a)	783	8,070	7,997	73
Nektar Therapeutics (a)	856	10,512	10,794	(282)
Pacira Pharmaceuticals, Inc. (a)	143	9,530	9,498	32
Relypsa, Inc. (a)	268	8,855	8,873	(18)
UCB S.A. (Belgium)	135	10,471	10,447	24

	2,413	57,538	58,122	(584)

Total Health Care	5,351	160,896	165,614	(4,718)

Industrials — 0.4%
Aerospace & Defense — 0.0% (g)
DigitalGlobe, Inc. (a)	383	9,966	8,112	1,854
Finmeccanica S.p.A. (Italy) (a)	759	10,354	10,936	(582)
Rolls-Royce Holdings plc (United Kingdom) (a)	145,414	7,631	7,753	(122)
Zodiac Aerospace (France)	259	8,041	7,723	318

	146,815	35,992	34,524	1,468

Air Freight & Logistics — 0.0% (g)
Hub Group, Inc. (a)	224	8,998	9,437	(439)
Panalpina Welttransport Holding AG (Switzerland)	68	8,128	8,459	(331)
PostNL N.V. (Netherlands) (a)	2,014	9,073	8,653	420
Yamato Holdings Co., Ltd. (Japan)	400	8,221	8,872	(651)

	2,706	34,420	35,421	(1,001)

Airlines — 0.0% (g)
Deutsche Lufthansa AG (Germany) (a)	708	9,539	9,603	(64)
Spirit Airlines, Inc. (a)	158	9,423	9,451	(28)

	866	18,962	19,054	(92)

Building Products — 0.1%
Armstrong World Industries, Inc. (a)	170	9,221	9,945	(724)
Builders FirstSource, Inc. (a)	750	9,172	11,280	(2,108)
Geberit AG (Switzerland)	30	9,917	10,385	(468)
Masonite International Corp. (a)	138	9,467	9,532	(65)
NCI Building Systems, Inc. (a)	656	9,263	8,495	768
Nippon Sheet Glass Co., Ltd. (Japan) (a)	10,000	10,087	10,328	(241)
USG Corp. (a)	339	8,984	10,502	(1,518)

	12,083	66,111	70,467	(4,356)

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	1,088	8,909	8,653	256
Clean Harbors, Inc. (a)	170	9,037	8,419	618
Edenred (France)	372	9,424	9,280	144
Interface, Inc.	430	10,720	11,167	(447)

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Industrials — continued
Commercial Services & Supplies — continued
Regus plc (Luxembourg)	2,441	10,269	10,704	(435)
Serco Group plc (United Kingdom)	4,416	9,116	8,889	227
Spotless Group Holdings Ltd. (Australia)	6,110	9,287	8,731	556
Stericycle, Inc. (a)	70	9,419	9,868	(449)

	15,097	76,181	75,711	470

Construction & Engineering — 0.0% (g)
OCI N.V. (Netherlands) (a)	301	8,727	10,104	(1,377)
Electrical Equipment — 0.0% (g)
Franklin Electric Co., Inc.	265	7,354	7,648	(294)
Industrial Conglomerates — 0.0% (g)
Rheinmetall AG (Germany)	170	8,838	9,256	(418)
Machinery — 0.1%
Bucher Industries AG (Switzerland)	36	8,839	8,770	69
Colfax Corp. (a)	247	10,333	9,420	913
EnPro Industries, Inc.	153	8,342	7,754	588
Harsco Corp.	658	10,554	9,041	1,513
IMI plc (United Kingdom)	672	11,688	11,134	554
KUKA AG (Germany)	119	10,388	10,202	186
Manitowoc Co., Inc. (The)	486	8,894	8,588	306
Navistar International Corp. (a)	436	8,576	7,647	929
Proto Labs, Inc. (a)	137	9,509	10,326	(817)
Rexnord Corp. (a)	245	5,574	5,194	380
Rotork plc (United Kingdom)	2,382	7,774	7,957	(183)
Sulzer AG (Switzerland)	80	7,760	8,213	(453)
Vallourec S.A. (France)	490	8,941	8,053	888
Weir Group plc (The) (United Kingdom)	313	7,789	7,513	276
Zardoya Otis S.A. (Spain)	710	7,467	7,790	(323)

	7,164	132,428	127,602	4,826

Professional Services — 0.0% (g)
Advisory Board Co. (The) (a)	182	10,667	10,902	(235)
ALS Ltd. (Australia)	2,197	9,127	8,608	519
Bureau Veritas S.A. (France)	396	9,042	9,253	(211)
IHS, Inc. (a)	76	9,719	9,502	217
Intertek Group plc (United Kingdom)	226	8,392	8,636	(244)
Seek Ltd. (Australia)	750	7,903	8,278	(375)

	3,827	54,850	55,179	(329)

Road & Rail — 0.1%
Hertz Global Holdings, Inc. (a)	611	10,418	10,381	37
Kansas City Southern	109	10,179	10,812	(633)
Keikyu Corp. (Japan)	1,000	8,005	8,238	(233)
Keio Corp. (Japan)	1,000	7,755	8,335	(580)
Kintetsu Group Holdings Co., Ltd. (Japan)	3,000	10,675	10,699	(24)
Odakyu Electric Railway Co., Ltd. (Japan)	1,000	9,828	10,013	(185)

	6,720	56,860	58,478	(1,618)

Trading Companies & Distributors — 0.0% (g)
Beacon Roofing Supply, Inc. (a)	303	9,323	10,605	(1,282)
Kloeckner & Co. SE (Germany)	1,198	11,554	11,238	316
MRC Global, Inc. (a)	581	8,698	7,466	1,232

	2,082	29,575	29,309	266

Transportation Infrastructure — 0.0% (g)
Abertis Infraestructuras S.A. (Spain)	512	8,528	8,381	147
Qube Holdings Ltd. (Australia)	4,195	7,543	7,482	61

	4,707	16,071	15,863	208

Total Industrials	202,803	546,369	548,616	(2,247)

Information Technology — 0.4%
Communications Equipment — 0.0% (g)
Palo Alto Networks, Inc. (a)	62	11,478	11,521	(43)
Ruckus Wireless, Inc. (a)	1,041	10,660	12,836	(2,176)
ViaSat, Inc. (a)	154	9,251	9,548	(297)

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Information Technology — continued
Communications Equipment — continued

	1,257	31,389	33,905	(2,516)

Electronic Equipment, Instruments & Components — 0.0% (g)
FARO Technologies, Inc. (a)	216	8,912	9,480	(568)
Japan Display, Inc. (Japan) (a)	2,300	7,999	7,145	854

	2,516	16,911	16,625	286

Internet Software & Services — 0.2%
Benefitfocus, Inc. (a)	230	10,076	8,565	1,511
carsales.com Ltd. (Australia)	1,190	9,228	9,438	(210)
Cornerstone OnDemand, Inc. (a)	285	10,388	10,277	111
CoStar Group, Inc. (a)	45	9,469	9,058	411
Cvent, Inc. (a)	340	8,959	9,153	(194)
Demandware, Inc. (a)	152	10,670	11,485	(815)
Envestnet, Inc. (a)	224	9,390	10,145	(755)
GrubHub, Inc. (a)	291	9,135	9,228	(93)
Hortonworks, Inc. (a)	367	9,047	8,903	144
Internet Initiative Japan, Inc. (Japan)	700	12,326	13,409	(1,083)
Kakaku.com, Inc. (Japan)	600	9,334	9,552	(218)
LinkedIn Corp. (a)	42	9,179	8,537	642
Marketo, Inc. (a)	328	7,721	9,975	(2,254)
Pandora Media, Inc. (a)	520	7,280	9,110	(1,830)
Shutterstock, Inc. (a)	191	9,707	10,205	(498)
SPS Commerce, Inc. (a)	142	10,102	10,245	(143)
Twitter, Inc. (a)	297	10,591	9,210	1,381
Zillow Group, Inc. (a)	100	8,335	8,150	185

	6,044	170,937	174,645	(3,708)

IT Services — 0.0% (g)
Unisys Corp. (a)	596	9,464	9,458	6
Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc. (a)	4,106	8,048	7,925	123
ASML Holding N.V. (Netherlands)	96	9,510	9,556	(46)
Cavium, Inc. (a)	144	9,253	9,763	(510)
SunEdison, Inc. (a)	329	10,225	7,659	2,566
SunPower Corp. (a)	295	8,015	7,974	41
Veeco Instruments, Inc. (a)	404	11,175	10,456	719

	5,374	56,226	53,333	2,893

Software — 0.1%
Autodesk, Inc. (a)	193	10,148	9,762	386
FireEye, Inc. (a)	230	11,176	10,233	943
Fleetmatics Group plc (Ireland) (a)	212	10,231	10,148	83
Fortinet, Inc. (a)	247	10,409	11,792	(1,383)
Glu Mobile, Inc. (a)	1,665	10,140	9,765	375
Guidewire Software, Inc. (a)	193	10,872	11,396	(524)
Imperva, Inc. (a)	169	11,541	11,103	438
Interactive Intelligence Group, Inc. (a)	206	8,854	8,541	313
NetSuite, Inc. (a)	100	9,155	9,884	(729)
Proofpoint, Inc. (a)	174	11,599	11,258	341
PROS Holdings, Inc. (a)	471	9,999	10,301	(302)
Qlik Technologies, Inc. (a)	263	9,944	10,641	(697)
ServiceNow, Inc. (a)	126	9,775	10,143	(368)
Splunk, Inc. (a)	136	9,740	9,512	228
Ultimate Software Group, Inc. (The) (a)	57	9,409	10,500	(1,091)
Workday, Inc. (a)	106	8,820	8,939	(119)

	4,548	161,812	163,918	(2,106)

Technology Hardware, Storage & Peripherals — 0.0% (g)
Nimble Storage, Inc. (a)	100	2,760	2,762	(2)
Stratasys Ltd. (a)	306	9,587	9,403	184

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Information Technology — continued
Technology Hardware, Storage & Peripherals — continued

	406	12,347	12,165	182

Total Information Technology	20,741	459,086	464,049	(4,963)

Materials — 0.2%
Chemicals — 0.0% (g)
Johnson Matthey plc (United Kingdom)	210	9,516	9,560	(44)
Koninklijke DSM N.V. (Netherlands)	161	9,496	9,196	300
LANXESS AG (Germany)	163	9,907	9,404	503
LSB Industries, Inc. (a)	223	8,713	8,231	482
WR Grace & Co. (a)	98	10,127	9,891	236

	855	47,759	46,282	1,477

Construction Materials — 0.0% (g)
Headwaters, Inc. (a)	380	6,897	7,224	(327)
Containers & Packaging — 0.0% (g)
Fuji Seal International, Inc. (Japan)	300	8,871	9,283	(412)
Toyo Seikan Group Holdings Ltd. (Japan)	600	9,417	9,358	59

	900	18,288	18,641	(353)

Metals & Mining — 0.2%
Agnico Eagle Mines Ltd. (Canada)	433	10,851	9,581	1,270
Allegheny Technologies, Inc.	424	10,315	9,040	1,275
Alumina Ltd. (Australia)	8,158	8,856	8,855	1
Antofagasta plc (Chile)	1,046	10,293	9,262	1,031
Barrick Gold Corp. (Canada)	1,361	11,377	9,626	1,751
Carpenter Technology Corp.	216	8,266	8,108	158
Detour Gold Corp. (Canada) (a)	829	9,229	8,044	1,185
Eldorado Gold Corp. (Canada)	3,017	10,511	10,381	130
Franco-Nevada Corp. (Canada)	176	7,715	7,146	569
Fresnillo plc (Mexico)	775	8,186	7,830	356
Hecla Mining Co.	4,610	10,639	9,681	958
Kinross Gold Corp. (Canada) (a)	2,759	5,488	5,063	425
New Gold, Inc. (Canada) (a)	3,438	9,340	7,597	1,743
Outokumpu OYJ (Finland) (a)	1,968	8,746	9,104	(358)
Pacific Metals Co., Ltd. (Japan) (a)	3,000	8,715	9,101	(386)
Randgold Resources Ltd. (United Kingdom)	124	7,942	7,478	464
Silver Wheaton Corp. (Canada)	739	10,209	9,674	535
Stillwater Mining Co. (a)	1,011	10,183	9,625	558
SunCoke Energy, Inc.	711	8,511	8,738	(227)
ThyssenKrupp AG (Germany)	325	8,550	8,240	310
Yamana Gold, Inc. (Canada)	4,898	11,271	9,700	1,571

	40,018	195,193	181,874	13,319

Total Materials	42,153	268,137	254,021	14,116

Telecommunication Services — 0.0% (g)
Diversified Telecommunication Services — 0.0% (g)
Iliad S.A. (France)	39	8,795	9,254	(459)
Wireless Telecommunication Services — 0.0% (g)
SBA Communications Corp. (a)	81	9,434	9,778	(344)
SoftBank Corp. (Japan)	200	11,321	11,104	217
Sprint Corp. (a)	2,677	9,941	9,022	919
United States Cellular Corp. (a)	240	8,981	8,933	48

	3,198	39,677	38,837	840

Total Telecommunication Services	3,237	48,472	48,091	381

Utilities — 0.1%
Electric Utilities — 0.0% (g)
ITC Holdings Corp.	268	9,053	9,053	—
Kyushu Electric Power Co., Inc. (Japan) (a)	900	11,475	12,766	(1,291)
Shikoku Electric Power Co., Inc. (Japan)	600	9,340	10,104	(764)

	1,768	29,868	31,923	(2,055)

Gas Utilities — 0.0% (g)
National Fuel Gas Co.	145	8,123	7,840	283

JPMorgan Multi-Manager Alternatives Fund

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Short Positions — continued
Common Stocks — continued
Utilities — continued
Independent Power and Renewable Electricity Producers — 0.0% (g)
Calpine Corp. (a)	462	8,080	8,455	(375)
Drax Group plc (United Kingdom)	2,115	9,806	9,853	(47)
Dynegy, Inc. (a)	281	8,281	7,320	961
Enel Green Power S.p.A. (Italy)	4,773	9,691	9,912	(221)

	7,631	35,858	35,540	318

Multi-Utilities — 0.1%
Canadian Utilities Ltd. (Canada)	311	8,591	8,736	(145)
Centrica plc (United Kingdom)	2,231	9,764	9,285	479
Dominion Resources, Inc.	151	10,498	10,827	(329)
NiSource, Inc.	558	9,648	9,743	(95)
Sempra Energy	100	10,254	10,178	76

	3,351	48,755	48,769	(14)

Water Utilities — 0.0% (g)
Pennon Group plc (United Kingdom)	702	8,917	8,940	(23)

Total Utilities	13,597	131,521	133,012	(1,491)

Total Short Positions of Total Return Basket Swap	498,158	3,110,011	3,082,006	28,005

Total of Long and Short Positions of Total Return Basket Swap	302,267	447,971	450,735	2,764

Cash and Other Receivables/(Payables) (4)				(4,246)

Financing Costs				(383)

Net Dividend Receivable/(Payable)				4,293

Net Swap Contract, at value				2,428

NOTES TO ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS:

(1)	—	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(2)	—	Current value represents market value as of July 31, 2015 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(3)	—	Value represents the unrealized gain (loss) of the positions.
(4)	—	Cash and other receivables/(payables) includes the gains (or losses) realized when the swap resets. For swaps that reset at the reporting period end date, these receivables/(payables) are awaiting settlement with the counterparty and are reflected on the Consolidated Statement of Operations as Net realized gain (loss) on transactions from swaps.
(5)	—	Value represents the unrealized gain (loss) of the positions and was zero at July 31, 2015 as the swap resets on that day.
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.1%.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Funds’ NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments (CSOI):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$13,881,787	$78,753	$—	$13,960,540
Consumer Staples	3,529,179	640,852	—	4,170,031
Energy	2,168,165	—	—	2,168,165
Financials	7,497,910	—	—	7,497,910
Health Care	8,826,115	432,626	—	9,258,741
Industrials	8,370,221	972,829	—	9,343,050
Information Technology	8,605,320	772,015	—	9,377,335
Materials	5,147,551	64,978	—	5,212,529
Telecommunication Services	315,502	88,416	—	403,918
Utilities	1,590,287	—	—	1,590,287

Total Common Stocks	59,932,037	3,050,469	—	62,982,506

Preferred Stocks
Consumer Discretionary	155,867	—	—	155,867
Consumer Staples	618,223	—	—	618,223
Energy	462,521	—	—	462,521
Financials	707,632	270,000	—	977,632
Health Care	203,000	—	—	203,000
Industrials	—	28,872	—	28,872
Materials	289,925	—	—	289,925
Utilities	25,531	2,883	—	28,414

Total Preferred Stocks	2,462,699	301,755	—	2,764,454

Debt Securities
Collateralized Mortgage Obligations
Agency CMO	—	3,072,220	—	3,072,220
Convertible Bonds
Consumer Discretionary	—	1,268,978	—	1,268,978
Energy	—	551,198	—	551,198
Financials	—	312,641	—	312,641
Health Care	—	1,099,242	—	1,099,242
Industrials	—	502,453	—	502,453
Information Technology	—	1,498,142	—	1,498,142
Materials	—	28,959	—	28,959
Telecommunication Services	—	167,224	—	167,224
Utilities	—	173,276	—	173,276

Total Convertible Bonds	—	5,602,113	—	5,602,113

Corporate Bonds
Consumer Discretionary	—	495,605	—	495,605
Consumer Staples	—	757,367	—	757,367
Energy	—	659,059	—	659,059
Financials	—	173,581	—	173,581
Industrials	—	544,350	—	544,350
Information Technology	—	145,590	—	145,590
Materials	—	287,752	—	287,752
Telecommunication Services	—	469,870	—	469,870
Utilities	—	912,800	—	912,800

Total Corporate Bonds	—	4,445,974	—	4,445,974

Foreign Government Securities	—	83,290	—	83,290
Exchange Traded Funds	1,025,222	—	—	1,025,222
Investment Companies	845,320	—	—	845,320
Special Purpose Acquisition
Companies	138,814	—	—	138,814
Options Purchased
Call Options Purchased	277,308	—	—	277,308
Put Options Purchased	524,107	—	—	524,107

Total Options Purchased	801,415	—	—	801,415

Warrants
Consumer Discretionary	319,209	—	—	319,209
Energy	31,069	—	—	31,069

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Financials	$438,128	$733,718	$—	$1,171,846
Health Care	127,277	—	—	127,277
Industrials	23,543	—	—	23,543
Information Technology	96,029	—	—	96,029
Materials	732,350	208,234	—	940,584
Utilities	57	—	—	57

Total Warrants	1,767,662	941,952	—	2,709,614

Short-Term Investment
Investment Company	14,017,062	—	—	14,017,062

Total Investments in Securities	$80,990,231	$17,497,773	$—	$98,488,004

Liabilities
Common Stocks
Consumer Discretionary	$(4,122,548)	$(160,934)	$—	$(4,283,482)
Consumer Staples	(1,354,045)	—	—	(1,354,045)
Energy	(2,233,818)	—	—	(2,233,818)
Financials	(6,955,111)	—	—	(6,955,111)
Health Care	(1,086,138)	(49,753)	—	(1,135,891)
Industrials	(2,872,850)	—	—	(2,872,850)
Information Technology	(4,497,380)	—	—	(4,497,380)
Materials	(3,113,301)	(596,837)	—	(3,710,138)
Telecommunication Services	(361,078)	(152,387)	—	(513,465)
Utilities	(172,080)	(49,652)	—	(221,732)

Total Common Stocks	(26,768,349)	(1,009,563)	—	(27,777,912)

Exchange Traded Funds	(16,103,376)	—	—	(16,103,376)
Warrants
Consumer Discretionary	(175)	—	—	(175)
Financials	(164,450)	—	—	(164,450)

Total Warrants	(164,625)	—	—	(164,625)

Total Liabilities for Securities Sold Short	$(43,036,350)	$(1,009,563)	$—	$(44,045,913)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$271,737	$—	$271,737
Futures Contracts	308,722	—	—	308,722
Swaps	—	155,058	—	155,058

Total Appreciation in Other Financial Instruments	$308,722	$426,795	$—	$735,517

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(168,085)	$—	$(168,085)
Futures Contracts	(132,386)	—	—	(132,386)
Options Written
Call Options Written	(63,813)	—	—	(63,813)
Put Options Written	(86,541)	—	—	(86,541)

Total Options Written	(150,354)	—	—	(150,354)

Swaps	—	(4,113)	—	(4,113)

Total Depreciation in Other Financial Instruments	$(282,740)	$(172,198)	$—	$(454,938)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

There were no transfers among any levels during the period ended July 31, 2015.

B. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to more effectively manage the long and short equity exposures in the portfolio. The Fund also bought futures contracts to immediately invest incoming cash in the market or sold futures in response to cash flows, thereby simulating an invested position in the underlying instruments while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The use of futures contracts exposes the Fund to interest risk, foreign exchange risk, commodities risk and equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

As of July 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(4). Swaps — The Fund engages in various swap transactions, including credit default and total return swaps, to manage credit and total return risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the CSOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. As of July 31, 2015, the Fund posted cash collateral of $40,395 at Morgan Stanley Capital Service.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s OTC swap contracts are subject to master netting arrangements.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

Total Return Basket Swaps

The Fund entered into total return basket swap agreements to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs.” Positions within each swap and financing costs may either be reset monthly or at least annually. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to each counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with a single counterparty. Investing in swaps, results in a form of leverage. (i.e., the Fund’s risk of loss associated with these instruments may exceed their value.)

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust III

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
September 29, 2015

By:	/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer
September 29, 2015